ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited)

The unaudited consolidated schedule of investments of Partners Group Private Equity (Master Fund), LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company, as of June 30, 2023, is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

3.61%
-0.38%
1.17%
0.36%
14.46%
12.31%
68.47%
Common Stocks
Asset-Backed Securities
Direct Investments
Secondary Investments
Primary Investments
Short-Term Investments
Other Assets in Excess of Liabilities

	Industry	Acquisition Date	Shares	Fair Value

Common Stocks (1.17%)
North America (0.64%)
American Tower Corp.	Communication	05/29/20	25,911	$5,023,366
American Water Works Co., Inc.	Utilities	02/16/16	47,317	6,753,555
Ares Capital Corp.	Diversified Financial Services	02/16/16	141,722	2,661,539
Ares Management Corp.	Diversified Financial Services	06/28/19	35,642	3,433,750
Atmos Energy Corp.	Utilities	02/16/16	35,557	4,136,346
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	53,164	4,942,657
Brookfield Asset Management, Inc.	Diversified Financial Services	07/18/22	28,626	933,747
Brookfield Corp.	Diversified Financial Services	12/12/22	30,526	1,027,200
Canadian National Railway Co.	Transportation	05/14/19	53,381	6,464,613
CMS Energy Corp.	Utilities	11/01/19	87,915	5,165,006
Crown Castle International Corp.	Communication	02/16/16	50,361	5,736,118
Equinix Inc.	Diversified Financial Services	07/31/20	5,388	4,221,067
Fortis Inc.	Utilities	12/18/17	99,204	4,273,285
Golub Capital BDC Inc.	Diversified Financial Services	02/24/22	189,765	2,558,032
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	82,676	2,286,320
KKR & Co., Inc.	Diversified Financial Services	02/16/16	71,534	4,005,904
Oaktree Specialty Lending Corp.	Financials	04/07/21	142,199	2,762,907
Onex Corporation	Diversified Financial Services	02/16/16	17,576	969,884
Republic Services Inc.	Commercial & Professional Services	08/28/17	35,956	5,507,021
Robinhood Markets, Inc.	Technology	06/28/23	8,910	88,833
Sempra Energy	Utilities	06/28/23	14,050	2,045,539
TC Energy Corp.	Utilities	11/01/19	45,416	1,836,202
The Williams Companies, Inc.	Utilities	03/20/23	71,000	2,316,020
TPG Specialty Lending, Inc.	Diversified Financial Services	01/25/23	104,644	1,955,796
Union Pacific Corp.	Transportation	06/29/16	17,379	3,553,658
Waste Management Inc.	Utilities	07/02/20	20,897	3,623,958
ZoomInfo Technologies, Inc.	Technology	06/21/23	12,287	311,967
Total North America (0.64%)				88,594,290
Rest of World (0.00%)
monday.com Ltd.	Technology	06/01/23	265	45,349
Total Rest of World (0.00%)				45,349
Western Europe (0.53%)
3i Group Plc	Diversified Financial Services	10/01/20	175,294	4,337,187
Aena SA	Transportation	12/21/18	41,641	6,724,632
Apax Global Alpha Ltd.	Diversified Financial Services	01/19/21	485,904	1,140,461
BBGI SICAV S.A.	Diversified Financial Services	03/21/19	2,930,094	5,141,133
Cellnex Telecom SA	Communication	05/15/19	196,350	7,922,887
Elia System Operator SA/NV	Utilities	11/03/22	18,839	2,390,690
EQT AB	Diversified Financial Services	04/06/20	69,107	1,328,678
HBM Healthcare Investments AG	Diversified Financial Services	04/07/20	5,024	1,128,736
HgCapital Trust PLC	Diversified Financial Services	02/12/16	1,394,880	6,570,876
HICL Infrastructure Co Ltd.	Diversified Financial Services	03/30/16	2,266,101	3,860,844
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	02/12/16	119,861	1,697,702
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	98,453	1,724,324
Investment AB Kinnevik	Diversified Financial Services	04/06/20	208,117	2,883,968
Investor AB	Diversified Financial Services	08/28/17	164,963	3,293,804
National Grid PLC	Utilities	02/12/16	418,463	5,533,356
NB Private Equity Partners Ltd.	Diversified Financial Services	11/06/19	137,871	2,632,941
Orsted AS	Utilities	06/15/21	8,156	772,868

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

	Industry	Acquisition Date	Shares	Fair Value
Public Investments (continued)
Common Stocks (continued)
Western Europe (continued)
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	413,440	$1,337,823
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	654,620	5,575,752
Vinci SA	Transportation	02/12/16	64,738	7,514,583
Total Western Europe (0.53%)				73,513,245

Total Common Stocks (Cost $141,746,637)(1.17%)				$162,152,884
Asset-Backed Securities (0.36%)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (0.16%)
CIFC Funding 2021-VI Ltd. ***, +	6.25% + L^^	09/22/21	10/15/34	Series 2021-6A, Class E	$1,500,000	$1,421,294
CIFC Funding 2022-IV Ltd. ***, +	7.00% + SFvv	04/20/22	07/16/35	Series 2022-4A, Class E	1,250,000	1,236,982
CIFC Funding Ltd. ***, +	7.27% + SFvv	04/05/22	04/21/35	Series 2022-3A, Class E	1,000,000	970,284
Madison Park Funding LX Ltd. +	5.50% + SFvv	11/28/22	10/25/35	Series 2022-60A, Class D	1,000,000	1,056,081
Madison Park Funding LX Ltd. +	8.95% + SFvv	11/28/22	10/25/35	Series 2022-60A, Class E	1,250,000	1,345,260
Magnetite CLO Ltd. ***, +	6.20% + L^^	10/01/21	10/25/34	Series 2021-30A, Class E	1,625,000	1,557,280
Magnetite XXIV Ltd. ***, +	6.40% + SFvv	02/04/22	04/15/35	Series 2019-24A, Class ER	4,000,000	3,785,483
Magnetite XXVI Ltd. ***, +	5.95% + L^^	08/02/21	07/25/34	Series 2020-26A, Class ER	1,000,000	951,217
Neuberger Berman CLO XXI Ltd. ***, +	3.30% + L^^	04/02/21	04/20/34	Series 2016-21A, Class DR2	500,000	484,716
Neuberger Berman CLO XXI Ltd. ***, +	6.46% + L^^	04/02/21	04/20/34	Series 2016-21A, Class ER2	1,000,000	932,393
Neuberger Berman Loan Advisers CLO 45 Ltd. ***, +	6.25% + L^^	10/07/21	10/14/35	Series 2021-45A, Class E	1,000,000	953,801
Ocean Trails CLO IX ***, +	7.45% + L^^	09/22/21	10/15/34	Series 2020-9A, Class ER	2,647,264	2,482,066
Ocean Trails CLO XII Ltd. ***, +	8.11% + SFvv	05/13/22	07/20/35	Series 2022-12A, Class E	1,000,000	979,413
Southwick Park CLO LLC ***, +	6.25% + L^^	11/16/21	07/20/32	Series 2019-4A, Class ER	800,000	740,814
Symphony CLO XXV Ltd. ***, +	6.50% + L^^	03/12/21	04/19/34	Series 2021-25A, Class E	752,616	704,710
Symphony CLO XXXIII Ltd. ***, +	7.10% + SFvv	04/27/22	04/24/35	Series 2022-33A, Class E	1,250,000	1,224,076
Tallman Park CLO Ltd. ***, +	6.35% + L^^	04/09/21	04/20/34	Series 2021-1A, Class E	500,000	480,902
Wellman Park CLO Ltd. ***, +	6.25% + L^^	05/10/21	07/15/34	Series 2021-1A, Class E	1,000,000	965,075
Total North America (0.16%)						22,271,847
Western Europe (0.20%)
Aurium CLO V Designated Activity Co. ***, +	6.16% + E##	03/08/21	04/17/34	Series 5A, Class ER	1,500,000	1,532,180

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Asset-Backed Securities (continued)
Western Europe (continued)
Aurium CLO VII DAC ***, +	5.86% + E##	02/04/22	05/15/34	Series 7A, Class E	$1,521,243	$1,501,676
Avoca CLO XXVI DAC ***, +	9.12% + E##	02/23/22	04/15/35	Series 26A, Class F	1,200,000	1,206,392
Avoca CLO XXVI DAC ***, +	6.51% + E##	02/23/22	04/15/35	Series 26A, Class E	750,000	755,232
Blackrock European CLO VIII DAC ***, +	3.30% + E##	02/03/22	01/20/36	Series 8A, Class DR	1,000,000	993,770
Blackrock European CLO VIII DAC ***, +	6.26% + E##	02/03/22	01/20/36	Series 8A, Class ER	2,500,000	2,450,506
Boyce Park CLO Ltd. ***, +	6.25% + SFvv	01/28/22	04/21/35	Series 2022-1A, Class E	2,625,000	2,334,145
Carlyle Euro CLO 2021-1 DAC ***, +	6.12% + E##	05/01/21	04/15/34	Series 2021-1A, Class D	333,000	321,511
Carlyle Global Market Strategies 2015-1 Ltd. ***, +	0.00%	01/20/22	01/16/33	Series 2015-1A, Class SUB	3,000,000	1,325,751
Carlyle Global Market Strategies 2015-1 Ltd. ***, +	5.50% + E##	01/20/22	01/16/33	Series 2015-1A, Class DR	1,502,063	1,464,698
Carysfort Park CLO ***, +	6.14% + E##	03/12/21	07/28/34	Series 2021-1A, Class D	500,000	505,939
CVC Cordatus Loan Fund +	6.16% + E##	11/07/22	01/15/37	Series 26A, Class D1	1,100,000	1,263,146
CVC Cordatus Loan Fund +	7.73% + E##	11/07/22	01/15/37	Series 26A, Class D2	400,000	459,962
Edmondstown Park CLO DAC +	6.19% + E##	11/18/22	07/21/35	Series 1A, Class D	1,100,000	1,198,424
Edmondstown Park CLO DAC +	6.77% + E##	11/18/22	07/21/35	Series 1A, Class E	1,250,000	1,433,335
Octagon 58 Ltd. ***, +	7.20% + SFvv	04/21/22	07/15/37	Series 2022-1A, Class E	2,140,000	2,042,036
Otranto Park CLO ***, +	7.05% + E##	03/04/22	05/15/35	Series 1A, Class E	1,172,000	1,210,096
Otranto Park CLO ***, +	4.15% + E##	03/04/22	05/15/35	Series 1A, Class D	750,000	778,382
Palmer Square European Loan Funding 2021-1 DAC ***, +	5.95% + E##	08/02/21	04/15/31	Series 2021-1A, Class E	714,000	737,699
Palmer Square European Loan Funding 2021-2 DAC ***, +	8.05% + E##	10/15/21	07/15/31	Series 2021-2A, Class F	375,000	376,665
Palmer Square European Loan Funding 2021-2 DAC ***, +	5.90% + E##	10/15/21	07/15/31	Series 2021-2A, Class E	625,000	611,932
Palmer Square European Loan Funding 2022-1 DAC ***, +	5.90% + E##	02/03/22	10/15/31	Series 2022-1A, Class E	667,000	647,773
Palmer Square European Loan Funding 2022-1 DAC ***, +	8.05% + E##	02/03/22	10/15/31	Series 2022-1A, Class F	500,000	502,808
Palmer Square European Loan Funding 2022-1 DAC ***, +	7.37% + E##	03/17/22	10/15/31	Series 2022-2A, Class E	1,500,000	1,558,651
Total Western Europe (0.20%)						27,212,709

Total Asset-Backed Securities (Cost $52,193,444)(0.36%)						$49,484,556

Private Equity Investments (95.24%)
Direct Investments * (68.47%)
Direct Equity (60.52%)

	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (4.60%)
AAVAS Financiers Limited +, a, e	Common equity	03/28/18	3,891,752	$66,469,692
Argan Mauritius Limited +, a, e	Common equity	05/09/16	106,215	21,119,493
KKR Pebble Co-Invest L.P. +, a, c, e	Limited partnership interest	05/13/21	—	26,255,206
Kowloon Co-Investment, L.P. +, a, c	Limited partnership interest	11/04/15	—	7,490,642

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Partners Terra Pte. Ltd. +, a, b, e	Common equity	05/14/21	4,372,335	$5,180,066
PG Esmeralda Pte. Ltd. +, a, b, e	Common equity	03/03/21	5,433,284	4,596,060
PG Esmeralda Pte. Ltd. +, a, b, e	Preferred equity	03/03/21	488,996	41,364,592
PG Esmeralda Pte. Ltd. +, a, b, e	Preferred equity	09/26/22	63,417	7,383,398
PG Loa Pte. Ltd. +, a	Common equity	04/25/22	1,209,388	1,244,879
PG Loa Pte. Ltd. +, a	Preferred equity	04/25/22	22,978,363	23,652,709
Sunsure Energy Private Limited +, a, b, c, e	Member interest	12/27/22	—	7,228,256
Sunsure Energy Private Limited +, a, b, e	Common equity	12/27/22	481,884	481,884
Sunsure Energy Private Limited +, a, b, e	Preferred equity	12/27/22	1,927,535	1,927,535
TPG Upswing Co-Invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	31,919,784
Zenith Longitude Limited +, a, b, e	Common equity	08/13/21	6,682,671	388,153,790
Total Asia - Pacific (4.60%)				634,467,986
North America (29.34%)
Alliant Insurance Services, Inc. +, a, c	Limited partnership interest	12/01/21	—	29,547,232
AP VIII Prime Security Services Holdings, L.P. +, a, c, e	Limited partnership interest	05/02/16	—	7,793,550
Astorg VII Co-Invest ERT +, a, c	Limited partnership interest	04/28/21	—	64,877,904
BCPE Hercules Holdings, L.P. +, a, c	Limited partnership interest	07/30/18	—	50,950,670
BI Gen Holdings, Inc. +, a	Common equity	01/01/21	14,561	328,131
CapitalSpring Finance Company, LLC +, a, b	Common equity	03/01/17	3,020,546	3,334,297
CB Poly Holdings, LLC +, a, e	Preferred equity	08/16/16	171,270	52,611,584
CB Titan MidCo Holdings, Inc. +, a	Common equity	01/01/21	56,634	1
CBI Parent, L.P. +, a, b	Common equity	01/06/21	1,145,918	40,890,115
CBI Parent, L.P. +, a, b, c	Member interest	10/17/22	—	5,915,038
CD&R Mercury Co-Investor, L.P. +, a, c, e	Limited partnership interest	10/14/20	—	247,862,701
Checkers Topco, LLC +, a	Common equity	06/16/23	94,154	43,868
Confluent Health Holdings LP +, a, b, e	Common equity	01/31/23	3,232	6,789,869
Confluent Health, LLC +, a, b, e	Common equity	06/24/19	27,246	57,241,217
ConvergeOne Investment L.P. +, a	Common equity	07/03/19	3,120	480,708
Cowboy Topco, Inc. +, a	Common equity	05/18/22	1,348,750	1,473,310
Cure Holdings, LLC +, a, e	Common equity	05/13/21	241,557	609,762
Dermatology Holdings, L.P. +, a, b, c, e	Limited partnership interest	04/01/22	—	124,755,974
DIF VI Co-Invest Project 2C C.V. +, a, c, e	Limited partnership interest	03/15/22	—	51,157,833
ECP Parent, LLC +, a, b	Common equity	11/15/21	105,520,023	134,013,279
EdgeCore Holdings, L.P. +, a, b, c, e	Limited partnership interest	11/10/22	—	52,385,470
Encore Holdings LP +, a, b, c, e	Limited partnership interest	07/01/22	—	79,494,585
EnfraGen LLC +, a, b, e	Common equity	09/17/19	37,786	71,214,136
EQT Infrastructure IV Co-Investment (B) SCSp +, a, c	Limited partnership interest	03/09/20	—	123,496,486
EQT IX Co-Investment (F) SCSp +, a, c, e	Limited partnership interest	11/15/21	—	121,465,524
EQT VIII Co-Investment (C) SCSp +, a, c, e	Limited partnership interest	01/25/19	—	113,114,840
EXW Coinvest L.P. +, a, c	Limited partnership interest	06/17/16	—	20,989,986
FRP Investors II, L.P. +, a, c, e	Limited partnership interest	09/16/22	—	52,423,871
Halo Parent Newco, LLC +, a	Preferred equity	02/22/22	1,109	18,273,826
Icebox Holdco I Inc. +, a, b, c	Member interest	03/01/22	—	62,999,900
Icebox Parent L.P. +, a, b, c	Limited partnership interest	12/22/21	—	157,430,764
Idera Parent L.P. +, a, b, c, e	Limited partnership interest	03/02/21	—	271,623,954
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	481	1
KENE Holdings, L.P. +, a, c	Limited partnership interest	08/08/19	—	626,875
KKR Cavalry Co-Invest Blocker Parent L.P. +, a, c, e	Limited partnership interest	03/24/22	—	47,851,368
KKR Enterprise Co-Invest AIV A L.P. +, a, c, e	Limited partnership interest	07/31/20	—	464,174
KKR Enterprise Co-Invest L.P. +, a, e	Common equity	10/09/18	9,684	—
KPOCH Holdings, L.P. +, a, b, c	Limited partnership interest	11/10/22	—	198,100,500
KPSKY Holdings L.P. +, a, b, c	Limited partnership interest	10/19/21	—	74,033,669

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	$1
LTF Holdings, Inc. +, a, e	Common equity	01/06/20	3,464,630	68,114,592
Matterhorn Topco, L.P. +, a, c	Limited partnership interest	04/04/23	—	15,813,148
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	356	673,116
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	35,285	365,616
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	80,313,910
Milestone Investment Holdings, LLC +, a, e	Common equity	09/23/21	22,293,150	32,339,289
Multiplan Corp. +, a	Common equity	06/07/16	485,959	1
NC Ocala Co-Invest Alpha, L.P. +, a, c	Limited partnership interest	11/24/21	—	78,546,344
OHCP IV SF COI, L.P. +, a, b, c	Limited partnership interest	01/31/18	—	55,836,216
OMNIA Coinvest L.P. +, a, c, e	Limited partnership interest	10/23/20	—	22,850,463
Onex Fox, L.P. +, a, c, e	Limited partnership interest	04/25/19	—	70,863,560
Orion Opportunity L.P. +, a, c, e	Limited partnership interest	09/01/21	—	47,643,005
Patriot SPV, L.P. +, a, c	Limited partnership interest	03/18/21	—	65,583,524
PG BRPC Investment, LLC +, a, b, e	Common equity	08/01/19	32,079	86,491,261
PG Delta HoldCo, LLC +, a, b, e	Common equity	06/24/21	30,950,766	72,654,059
Raptor Holding Parent, L.P. +, a	Common equity	04/01/22	11,209	1,537,904
Real Hero Topco, L.P. +, a, c	Limited partnership interest	04/01/21	—	10,754,500
Safari Co-Investment L.P. +, a, c, e	Limited partnership interest	03/14/18	—	10,239,222
SC Landco Parent, LLC +, a	Common equity	11/21/13	2,672	485,648
SC Landco Parent, LLC +, a	Preferred equity	04/21/17	—	1
Shermco Intermediate Holdings, Inc. +, a, e	Common equity	06/05/18	11,525	1,970,338
Shingle Coinvest L.P. +, a, c, e	Limited partnership interest	05/29/18	—	193,130,771
SIH RP HoldCo L.P. +, a, e	Common equity	09/10/19	5,995,126	65,690,944
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c	Limited partnership interest	08/18/17	—	28,775,406
SnackTime PG Holdings, Inc. +, a, b, e	Common equity	05/23/18	12	23,477,419
SnackTime PG Holdings, Inc. +, a, b, c, e	Member interest	05/23/18	—	21,021,689
Specialty Pharma Holdings LP +, a, b, c	Limited partnership interest	04/01/21	—	147,224,949
Starfish Intermediate, Inc. +, a	Preferred equity	06/06/22	57,176	199,285,107
Stonepeak Tiger (Co-Invest) Holdings (I-B) L.P. +, a, c, e	Limited partnership interest	08/17/21	—	32,813,686
SureWerx Topco, L.P. +, a, b, c, e	Limited partnership interest	12/28/22	—	51,460,650
T-VIII Mercury Co-Invest L.P. +, a, c, e	Limited partnership interest	07/29/21	—	5,592,614
Thermostat Purchaser, L.P. +, a, b, c	Limited partnership interest	08/31/21	—	72,595,329
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	—
VEEF II Co-Invest 2-A, L.P. +, a, c	Limited partnership interest	03/15/22	—	4,921,115
Velocity Holdings US LP +, a, c, e	Limited partnership interest	08/31/22	—	24,011,581
VEPF VII Co-Invest 2-A, L.P. +, a, c, e	Limited partnership interest	04/06/21	—	90,462,918
WHCG Purchaser, Inc. +, a, b, c	Member interest	06/14/23	—	2,316,000
WHCG Purchaser, L.P. +, a, b, c	Limited partnership interest	06/22/21	—	13,569,854
Woof Parent L.P. +, a	Common equity	12/21/20	1,441	2,690,442
Total North America (29.34%)				4,048,783,164
Rest of World (1.51%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	5,129,970
Zabka Polska SA +, a, e	Preferred equity	09/25/19	120,777,003	3,401,600
Zabka Polska SA +, a	Common equity	09/25/19	2,551,723	200,273,264
Total Rest of World (1.51%)				208,804,834
South America (0.03%)
Centauro Co-Investment Fund, L.P. +, a, c	Limited partnership interest	11/28/13	—	4,037,669
Total South America (0.03%)				4,037,669
Western Europe (25.04%)
Ark EquityCo SAS +, a, c, e	Limited partnership interest	02/21/22	—	15,156,147

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Aston Lux Acquisitions S.à.r.l. +, a	Common equity	01/11/21	218,625	$272,467
Aston Lux Acquisitions S.à.r.l. +, a, c	Limited partnership interest	11/28/19	—	3,999,018
Astorg VIII Co-Invest Open Health +, a, c	Limited partnership interest	08/04/22	—	23,576,060
Bock Capital JVCo Nature S.à.r.l. +, a, b	Common equity	07/01/21	12,590,000,000	132,305,741
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,768,617,529	148,537,513
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,516	59,785,837
Capri Acquisitions Topco Limited +, a	Common equity	11/01/17	8,345,985	79,453,739
CD&R Market Co-Investor, L.P. +, a, c, e	Limited partnership interest	11/10/21	—	59,410,025
Ciddan S.à.r.l. +, a	Preferred equity	09/15/17	23,249,522	28,174,941
Ciddan S.à.r.l. +, a	Common equity	09/15/17	12,263,242	86,884,456
Climeworks AG +, a, e	Preferred equity	04/25/22	7,823,400	64,900,675
Climeworks AG +, a	Common equity	04/25/22	63,085	497,140
EQT Future Co-Investment (C) SCSp +, a, c	Limited partnership interest	02/15/23	—	58,611,013
EQT Jaguar Co-Investment SCSp +, a, b, c, e	Limited partnership interest	11/30/18	—	57,203,807
EQT VIII Co-Investment (D) SCSp +, a, c, e	Limited partnership interest	10/01/19	—	179,867,369
Fides S.p.A +, a	Common equity	12/15/16	78,505	469,023
Global Blue Group Holding AG +, a	Common equity	09/11/20	97,250	472,972
Global Blue Holding L.P. +, a, c	Limited partnership interest	07/31/12	—	9,057,506
Green DC LuxCo S.à.r.l. +, a, b, c, e	Member interest	01/20/22	—	16,224,135
Green DC LuxCo S.à.r.l. +, a, b	Common equity	01/20/22	19,595,288	66,912,490
KKR Matterhorn Co-Invest L.P. +, a, c	Limited partnership interest	11/02/12	—	847,196
KKR Pegasus Co-Invest L.P. +, a, c	Limited partnership interest	07/07/22	—	12,792,355
KKR Sprint Co-Invest L.P. +, a, c	Limited partnership interest	09/29/22	—	42,675,601
KKR Traviata Co-invest L.P. +, a, c	Limited partnership interest	12/18/19	—	139,884,064
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,480	73,618,569
Luxembourg Investment Company 261 S.à.r.l. +, a, c	Member interest	07/31/18	—	60,713,774
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	24,382,219
Luxembourg Investment Company 285 S.à.r.l. +, a, b, c	Member interest	08/22/19	—	21,093,846
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Common equity	08/22/19	6,999,953	912,302
Luxembourg Investment Company 293 S.à.r.l. +, a, b, e	Common equity	06/26/19	9,789,622	33,414,834
Luxembourg Investment Company 293 S.à.r.l. +, a, b, c, e	Member interest	06/26/19	—	10,821,929
Luxembourg Investment Company 314 S.à.r.l. +, a, b	Common equity	08/22/19	192,000	1
Luxembourg Investment Company 404 S.à.r.l. +, a, b, e	Common equity	02/14/23	—	3,600,631
Luxembourg Investment Company 404 S.à.r.l. +, a, b, e	Preferred equity	02/14/23	—	12,009,178
Luxembourg Investment Company 414 S.à.r.l. +, a, b, c, e	Member interest	07/02/21	—	56,521,916
Luxembourg Investment Company 414 S.à.r.l. +, a, b, e	Common equity	07/02/21	12,111,360	53,199,829
Luxembourg Investment Company 430 S.à.r.l. +, a, b, e	Common equity	05/10/21	52,594,635	66,510,100
Luxembourg Investment Company 430 S.à.r.l. +, a, b, c, e	Member interest	05/10/21	—	15,434,411
Magnesium Co-Invest SCSp +, a, c, e	Limited partnership interest	05/19/22	—	97,508,699
Mauritius (Luxemburg) Investments S.à.r.l. +, a	Common equity	10/19/21	11,698	1
May Co-Investment S.C.A. +, a, b	Common equity	11/09/20	1,059,375	71,965,855
Nerve Co-Invest SCSp +, a, c, e	Limited partnership interest	01/27/21	—	47,409,114
Nerve Co-Invest SCSp +, a, c	Limited partnership interest	01/31/23	—	6,425,643
Oakley Capital V Co-Investment (A) SCSp +, a, c, e	Limited partnership interest	12/12/22	—	45,101,781
Orbiter Investments S.à.r.l. +, a, b, e	Common equity	12/17/21	8,087,643	277,404,538
OT Luxco 3 & Cy S.C.A. +, a	Warrants	12/01/17	844,553	1,878,429
Partners Group Satellite HoldCo S.à.r.l. +, a, b, e	Preferred equity	03/22/23	132,968	50,922,463
Partners Group Satellite HoldCo S.à.r.l. +, a, b, e	Common equity	03/22/23	13,000	3,414,658
Partners Group Satellite Warehouse S.C.S. +, a, b, c	Member interest	03/22/23	—	1,384,359
PG Investment Company 1 S.à.r.l. +, a, b, c	Member interest	10/28/21	—	91,915,926
PG Investment Company 1 S.à.r.l. +, a, b, e	Common equity	10/28/21	12,822,040	6,031,836
PG Investment Company 18 S.à.r.l. +, a, b, e	Preferred equity	07/07/22	113,856,528	138,816,252
PG Investment Company 18 S.à.r.l. +, a, b, e	Common equity	07/07/22	12,650,106	6,874,441

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
PG Investment Company 24 S.à.r.l. +, a, b, e	Common equity	07/13/22	928,445	$10,148,608
PG Investment Company 24 S.à.r.l. +, a, b, e	Preferred equity	07/13/22	101,367,616	121,205,004
PG Lion Management Warehouse S.C.S +, a, b, c	Limited partnership interest	08/22/19	—	482,317
PG TLP S.à.r.l. +, a, b, c, e	Member interest	04/14/21	—	28,140,002
PG TLP S.à.r.l. +, a, b, e	Common equity	04/14/21	6,377,426	81,746,739
PG Wave Limited +, a, b, e	Common equity	02/03/22	53,215,581	76,556,615
Pharmathen GP S.à.r.l. +, a, b	Common equity	01/20/22	110,300	1
Pharmathen Topco S.à.r.l. +, a, b	Preferred equity	01/20/22	98,858,068	123,730,961
Pharmathen Topco S.à.r.l. +, a, b	Common equity	01/20/22	79,910	1
Polyusus Lux XVI S.à.r.l. +, a, b, e	Common equity	05/23/18	44,442,345	—
Polyusus Lux XVI S.à.r.l. +, a, b, e	Preferred equity	05/23/18	244,659,996	—
Polyusus Lux XVI S.à.r.l. +, a, b, c, e	Member interest	10/01/22	—	1,439,081
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	04/11/22	1,155,552	75,475
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	08/19/21	13,114,964	721,251
Polyusus Lux XXIII S.à.r.l. +, a, e	Common equity	08/19/21	4,383,568	3
Refresco 2 Co-Invest SCSp +, a, c	Limited partnership interest	07/12/22	—	36,557,542
Rivage Luxco S.à.r.l. +, a	Common equity	06/28/23	736,364	60,247,556
Root JVCo S.à.r.l. +, a, b, e	Preferred equity	09/29/20	6,731,408	50,051,571
Root JVCo S.à.r.l. +, a, b, e	Common equity	09/29/20	1,969,352	12,349,768
Root JVCo S.à.r.l. +, a, b, c	Member interest	09/29/20	—	39,293,253
S.TOUS, S.L +, a	Common equity	10/06/15	622	19,557,702
Strider Investment 2 +, a, b	Preferred equity	04/01/23	278,539	1,080,959
Strider Investment 3 +, a, b	Preferred equity	04/01/23	24,476	26,707
Strider Topco S.a.s. +, a, b, c	Member interest	04/01/23	—	3,488,186
Strider Topco S.a.s. +, a, b	Common equity	04/01/23	8,103,589	31,448,551
Strider Topco S.a.s. +, a, b	Preferred equity	04/01/23	52,066,591	58,451,805
Surfaces SLP (SCSp) +, a, b, c	Limited partnership interest	10/01/20	—	36,586,796
Vanquish Bidco +, a, c	Member interest	05/25/23	—	3,517,880
Vanquish Topco +, a	Common equity	05/25/23	379,731	3,913,821
Vanquish Topco +, a	Preferred equity	05/25/23	34,851,987	44,724,957
Veonet Co-Invest SCSp (Lux) +, a, c, e	Limited partnership interest	03/09/22	—	43,640,809
Total Western Europe (25.04%)				3,456,442,745
Total Direct Equity (60.52%)				$8,352,536,398
Direct Debt (7.95%)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (0.43%)
BYJU's Alpha, Inc. +, a	Cash 8.00% + L (0.75% Floor)^^	01/19/22	11/24/26	Senior	$2,370,023	$1,510,889
FFML Holdco Limited +, a	Cash 6.25% + BBSY (0.75% Floor)††	11/30/22	11/30/28	Senior	12,373,591	12,118,185
Fugue Finance B.V. +, a	Cash 3.25% + E##	08/24/20	08/30/24	Senior	1,299,487	1,200,082
Fugue Finance B.V. +, a	Cash 4.50% + SF (0.50% Floor)vv	03/10/23	01/31/28	Senior	1,496,250	1,494,911
Genesis Care Finance Pty Ltd. +, a	Cash 5.00% + L (1.00% Floor)^^	07/28/20	05/14/27	Senior	—	1
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/26/22	07/26/27	Senior	12,728,400	12,489,379
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/29/22	07/29/27	Senior	4,651,970	4,417,850
Greencross Limited +, a	Cash 5.75% + L (0.75% Floor)^^	03/22/22	03/23/28	Senior	10,287,281	10,128,141
ICON Cancer Care +, a	Cash 7.25% + BBSY (0.50% Floor)†	04/12/22	03/29/30	Second Lien	10,284,819	8,934,525
Snacking Investments BidCo Pty Limited +, a	Cash 4.00% + SF (1.00% Floor)v	01/15/20	12/18/26	Senior	1,257,750	1,254,216

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Stiphout Finance, LLC +, a	Cash 3.00% + L (1.00% Floor)^	10/30/15	10/30/25	Senior	$4,657,850	$4,695,103
Voyage Australia Pty Ltd +, a	Cash 3.50% + L (0.50% Floor)^^	07/23/21	06/18/28	Senior	1,674,500	1,660,551
Total Asia - Pacific (0.43%)						59,903,833
North America (5.06%)
Acrisure LLC +, a	Cash 3.75% + L (0.50% Floor)^	08/18/21	02/13/27	Senior	2,161,500	2,112,866
Acrisure LLC +, a	Cash 3.50% + L^	03/27/20	02/15/27	Senior	1,844,099	1,794,871
Acrisure LLC +, a	Cash 4.25% + L (0.50% Floor)^	12/08/21	02/15/27	Senior	985,000	967,354
ADMI Corp. +, a	Cash 3.75% + SF (0.50% Floor)vv	07/14/21	12/23/27	Senior	1,375,500	1,288,954
Aimbridge Acquisition Co., Inc. +, a	Cash 3.75% + L^	04/26/23	02/02/26	Senior	2,992,228	2,909,194
Air Medical Group Holdings, Inc. +, a	Cash 4.75% + SF (1.00% Floor)v	02/25/21	10/02/25	Senior	977,500	553,754
AIT Buyer, LLC +, a	Cash 7.75% + L (0.75% Floor)^	04/06/21	03/30/29	Second Lien	6,860,000	6,817,626
Alliant Holdings Intermediate, LLC +, a	Cash 3.50% + L (0.50% Floor)^	12/08/21	11/05/27	Senior	1,576,000	1,568,774
Amneal Pharmaceuticals, Inc. +, a	Cash 3.50% + SFv	06/03/22	05/04/25	Senior	8,431,858	8,117,434
Apex Group Treasury Limited +, a	Cash 3.75% + L (0.50% Floor)^^	08/27/21	07/27/28	Senior	2,066,220	2,042,975
Apex Tool Group +, a	Cash 5.25% + SF (0.50% Floor)v	02/22/22	02/08/29	Senior	990,000	921,937
Applovin Corporation +, a	Cash 3.35% + SFv	03/24/21	08/15/25	Senior	974,490	975,328
Applovin Corporation +, a	Cash 3.10% + SF (0.50% Floor)v	12/08/21	10/25/28	Senior	1,382,500	1,380,157
AQA Acquisition Holding, Inc. +, a	Cash 4.25% + L (0.50% Floor)^^	03/18/21	03/03/28	Senior	1,078,000	1,063,177
AqGen Island Holdings, Inc. +, a	Cash 6.50% + L (0.50% Floor)^	08/19/21	08/02/29	Second Lien	7,049,750	6,344,775
athenahealth Group, Inc. +, a, e	Cash 3.50% + SF (0.50% Floor)vv	02/23/22	02/15/29	Senior	4,689,185	7,681,926
athenahealth Group, Inc. +, a, e	Cash 3.50% + SF (0.50% Floor)vv	01/27/22	02/15/29	Senior	119,080	99,979
Banff Guarantor, Inc. +, a	Cash 5.50% + L (0.50% Floor)^	01/31/22	02/27/26	Second Lien	1,700,000	1,661,750
Banff Merger Sub Inc. +, a	Cash 3.75% + L^^	01/31/22	10/02/25	Senior	2,791,984	2,772,496
Barracuda Networks, Inc. +, a	Cash 7.00% + SF (0.50% Floor)vv	05/17/22	08/15/30	Second Lien	4,000,000	3,562,000
Bausch & Lomb Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	05/18/22	05/10/27	Senior	3,275,250	3,166,086
BCPE Empire Holdings, Inc. +, a	Cash 4.75% + SF (0.50% Floor)v	06/07/23	12/11/28	Senior	1,300,000	1,298,479
Bella Holding Company, LLC +, a	Cash 3.75% + L (0.75% Floor)^	05/13/21	04/01/28	Senior	3,537,000	3,462,334
BI Gen Holdings, Inc. +, a	Cash 4.25% + L^^	10/04/18	09/05/25	Senior	1,432,750	1,412,606
BlueConic Holding, Inc. +, a	Cash 5.50% + L (0.75% Floor)^^	01/27/22	01/27/28	Senior	18,912,000	18,516,015
BlueConic Holding, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	06/13/23	01/27/28	Senior	7,092,000	6,943,506
Bracket Intermediate Holding Corp. +, a	Cash 5.00% + SFvv	05/17/23	05/08/28	Senior	4,122,202	4,064,244
Brookfield WEC Holdings, Inc. +, a	Cash 2.75% + L (0.50% Floor)^	09/12/18	08/01/25	Senior	969,905	968,600
Brown Group Holding, LLC +, a	Cash 3.75% + SF (0.50% Floor)vv	06/09/22	07/02/29	Senior	1,640,527	1,638,764
Burger Bossco Intermediate, Inc. +, a	Cash 4.25% + L (1.00% Floor)^	01/01/21	04/25/24	Senior	56,095	56,095
Campaign Monitor (UK) Limited +, a	Cash 8.90% + L (1.00% Floor)^^	01/01/21	11/06/25	Second Lien	183,333	181,827
Campaign Monitor (UK) Limited +, a	Cash 8.90% + SF (1.00% Floor)vv	01/01/21	11/06/25	Second Lien	1,466,667	1,454,616
CapitalSpring Finance Company, LLC +, a, b	Cash 8.00%	03/01/17	02/10/25	Mezzanine	4,863,488	4,420,804
CapitalSpring Finance Company, LLC +, a, b	PIK 5.00%	03/01/17	02/10/25	Mezzanine	3,745,240	3,036,500
Carestream Dental Equipment, Inc. +, a	Cash 4.50% + L (0.50% Floor)^^	11/26/21	09/01/24	Senior	1,376,009	1,238,408
Carestream Dental Equipment, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	11/26/21	09/01/25	Second Lien	3,000,000	2,402,585
Central Parent, Inc. +, a	Cash 4.50% + SF (0.50% Floor)vv	07/12/22	07/06/29	Senior	995,000	993,234
Charlotte Buyer Inc +, a	Cash 5.25% + SF (0.50% Floor)vv	08/16/22	02/11/28	Senior	995,000	976,841
Charter NEX US, Inc. +, a	Cash 3.75% + SF (0.75% Floor)v	05/31/19	12/01/27	Senior	1,430,876	1,419,257
Checkers Drive-in Restaurants, Inc. +, a	Cash 7.00% + SF	06/16/23	06/16/27	Senior	7,106	6,356
Cheniere Energy Partners +, a	Cash 3.75% + L (0.50% Floor)^	06/09/21	06/04/28	Senior	3,234,000	3,232,157

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Clydesdale Acquisition Holdings, Inc. +, a	Cash 4.175% + SF (0.50% Floor)vv	04/19/22	04/13/29	Senior	$1,287,000	$1,268,622
CommScope, Inc. +, a	Cash 3.25% + L^	04/26/19	04/06/26	Senior	3,490,933	3,349,113
ConnectWise, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	10/06/21	09/29/28	Senior	1,674,500	1,631,072
Conservice Midco, LLC +, a	Cash 4.25% + L^^	05/18/20	05/13/27	Senior	1,657,500	1,654,434
ConvergeOne Holdings, Inc. +, a	Cash 5.00% + L^^^	03/27/19	01/04/26	Senior	2,880,000	1,838,534
ConvergeOne Holdings, Inc. +, a	Cash 8.50% + L^^	04/15/19	01/04/27	Second Lien	31,200,000	11,807,328
Convergint Tech LLC +, a	Cash 6.75% + SF (0.76% Floor)v	04/12/21	03/30/29	Second Lien	1,400,000	1,242,850
Cornerstone OnDemand, Inc. +, a	Cash 3.75% + L (0.50% Floor)^^	10/22/21	10/16/28	Senior	1,185,000	1,107,240
Critical Start +, a	Cash 2.625% + SF (0.75% Floor)vv + PIK 3.125%	05/18/22	05/18/28	Senior	8,269,238	8,230,159
Critical Start, Inc. +, a, e	Cash 6.25% + SF (0.75% Floor)vv	05/18/22	05/18/28	Senior	1,348,750	(29,391)
Critical Start, Inc. +, a, e	Cash 6.25% + SF (0.75% Floor)vv	03/27/23	05/17/28	Senior	4,506,698	4,424,632
Crown Subsea Communications Holding, Inc. +, a	Cash 4.75% + SF (0.75% Floor)v	05/05/21	04/27/27	Senior	4,487,671	4,492,361
CSC Holdings, LLC +, a	Cash 2.50% + L^	08/11/21	04/15/27	Senior	3,437,817	3,013,298
CSC Holdings, LLC +, a	Cash 4.50% + L^	12/07/18	01/15/26	Senior	2,885,111	2,771,510
DCert Buyer, Inc. +, a	Cash 4.00% + L^	10/24/19	10/16/26	Senior	1,943,665	1,930,001
Deerfield Dakota Holding, LLC +, a	Cash 3.75% + SF (1.00% Floor)vv	06/01/20	04/09/27	Senior	970,000	943,325
Delta Topco, Inc. +, a	Cash 3.75% + SF (0.75% Floor)vv	01/06/21	12/01/27	Senior	2,058,000	1,992,216
Dentive Capital, LLC +, a	Cash 7.00% + SF (0.75% Floor)vv	12/23/22	12/22/28	Senior	473,558	461,670
Dentive Capital, LLC +, a, e	Cash 7.00% + SF (0.75% Floor)vv	12/23/22	12/22/28	Senior	10,100,107	9,805,218
DexKo Global Inc. +, a	Cash 3.75% + L (0.50% Floor)^^	10/07/21	09/22/28	Senior	253,659	242,624
Dexko Global, Inc. +, a	Cash 3.75% + L (0.50% Floor)^^	10/07/21	10/04/28	Senior	1,326,341	1,268,646
DG Investment Intermediate Holdings 2, Inc. +, a	Cash 4.75% + SF (0.75% Floor)vv	11/15/22	03/31/28	Senior	992,500	976,997
DG Investment Intermediate Holdings 2, Inc. +, a	Cash 3.75% + SF (0.76% Floor)v	04/23/21	03/31/28	Senior	1,274,042	1,253,161
Diamond Parent Midco Inc. +, a	Cash 6.25% + SF (1.00% Floor)v	09/01/22	08/04/25	Senior	29,139,631	28,775,386
Dwyer Instruments, LLC +, a, e	Cash 6.00% + SF (0.75% Floor)vv	07/01/22	07/21/27	Senior	10,935,586	349,954
EAB Global, Inc. +, a	Cash 4.00% + SF (0.75% Floor)v	08/25/21	11/19/26	Senior	4,104,545	2,145,677
ECI Macola/Max Holding, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	09/13/21	11/09/27	Senior	1,665,829	1,650,745
Element Materials Technology +, a	Cash 4.25% + SF (0.50% Floor)vv	08/17/22	06/22/29	Senior	314,211	308,451
Element Materials Technology +, a	Cash 4.25% + SFvv	08/17/22	06/22/29	Senior	680,789	668,311
Emrld Borrower L.P. +, a	Cash 3.00% + SFvv	05/04/23	05/31/30	Senior	834,862	835,906
Endurance International Group Holdings, Inc. +, a	Cash 3.50% + L (0.75% Floor)^^	04/28/21	02/10/28	Senior	3,822,000	3,548,498
Engineered Machinery Holdings, Inc. +, a	Cash 3.50% + L (0.75% Floor)^^	08/16/21	05/21/28	Senior	1,576,000	1,548,136
Envision Healthcare Corp. +, a	Cash 4.50% + SF (1.00% Floor)vv + PIK 7.00%	04/29/22	04/29/28	Second Lien	39,928,997	28,231,847
Envision Healthcare Holdings, Inc. +, a	Cash 11.65% + SF (1.00% Floor)vv + PIK 7.00%	04/29/22	04/28/28	Second Lien	3,740,562	2,600,446
Epiq Systems +, a	Cash 4.75% + SF (0.75% Floor)v	06/02/22	04/26/29	Senior	3,980,000	3,718,454
Evergreen Services Group, LLC +, a	Cash 6.15% + SF (0.75% Floor)vv	06/15/22	06/14/29	Senior	9,826,635	9,760,727
Evergreen Services Group, LLC +, a, e	Cash 6.15% + SF (0.75% Floor)vv	01/30/23	06/15/29	Senior	624,199	620,013
Explorer Holdings, Inc. +, a, e	Cash 8.00% + L (0.50% Floor)^	02/04/20	02/04/28	Second Lien	19,491,899	18,322,384
Filtration Group Corporation +, a	Cash 3.50% + SF (0.50% Floor)v	11/01/21	10/21/28	Senior	2,063,250	2,058,463
First Student Bidco Inc. +, a	Cash 3.00% + L (0.50% Floor)^^	08/11/21	07/21/28	Senior	791,210	766,386
First Student Bidco Inc. +, a	Cash 3.00% + L (0.98% Floor)^^	08/11/21	08/21/28	Senior	296,569	287,264
First Student Bidco, Inc. +, a	Cash 4.00% + SF (0.50% Floor)vv	08/05/22	07/21/28	Senior	995,278	977,243
Flynn Restaurant Group LP +, a	Cash 4.25% + SF (0.50% Floor)v	12/10/21	11/22/28	Senior	2,271,250	2,247,833
Galls, LLC +, a	Cash 6.25% + SF (1.00% Floor)vv	12/22/20	01/31/25	Senior	514,012	492,790

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
GHX Ultimate Parent Corporation +, a	Cash 4.75% + L (1.00% Floor)^^	01/01/21	06/22/24	Senior	$1,905,822	$1,911,187
GHX Ultimate Parent Corporation +, a, f	Cash 4.75% + SF (0.50% Floor)v	05/09/23	06/30/27	Senior	954,041	956,732
Great American Outdoors Group, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	05/14/21	03/06/28	Senior	1,755,236	1,741,529
Heartland Dental Holdings, Inc. +, a, e	Cash 5.00%	05/15/18	04/30/25	Senior	1,688,301	1,733,055
Heartland Dental Holdings, Inc. +, a	Cash 3.50% + L^	05/15/18	04/30/25	Senior	476,715	471,152
Heartland Dental, LLC +, a	Cash 4.00% + L^	06/21/21	04/30/25	Senior	772,928	766,165
Heartland Dental, LLC +, a, f	Cash 5.00% + SF (0.75% Floor)vv	05/05/23	04/28/28	Senior	2,795,596	2,703,565
Heartland Home Services, Inc. +, a	Cash 6.75% + SF (1.00% Floor)v	11/08/22	12/15/26	Senior	12,000,000	11,939,219
Help/Systems Holdings Inc. +, a	Cash 6.75% + SF (0.75% Floor)v	11/05/21	11/19/27	Second Lien	3,600,000	2,916,000
Help/Systems Holdings Inc. +, a	Cash 4.00% + SF (0.75% Floor)vv	06/25/21	11/19/26	Senior	4,104,545	3,755,659
Hornblower Sub, LLC +, a	Cash 4.50% + L^^	05/01/19	04/27/25	Senior	933,835	457,579
Hub International Ltd. +, a, f	Cash 4.25% + SF (0.75% Floor)vv	06/08/23	06/20/30	Senior	1,100,000	1,103,751
Husky Injection Molding Systems Ltd. +, a	Cash 3.00% + L (1.00% Floor)^^	05/22/19	03/28/25	Senior	4,936,071	4,815,408
Hyland Software Inc. +, a	Cash 3.50% + L (0.75% Floor)^^	10/27/20	07/01/24	Senior	2,946,032	2,923,406
Idera, Inc. +, a, b	Cash 3.75% + SF (0.75% Floor)v	12/17/18	06/27/24	Senior	1,244,979	1,215,149
Imperial Dade +, a	Cash 4.75% + SF (0.50% Floor)v	06/24/22	06/11/26	Senior	990,000	987,525
Indy US Bidco, LLC +, a	Cash 3.75% + L^^	03/29/21	03/06/28	Senior	977,588	909,156
INNIO Group Holdings GmbH +, a	Cash 3.25% + E###	11/30/18	10/31/25	Senior	1,415,436	1,347,137
Integrity Marketing Acquisition, LLC +, a, e	Cash 5.75% + SF (0.75% Floor)vv	06/21/22	08/27/25	Senior	19,889,876	19,536,479
Integrity Marketing Intermediate, LLC +, a, e	Cash 6.00% + SF (0.75% Floor)v	05/23/23	08/27/25	Senior	2,392,278	2,330,915
Iris Holdings Inc. +, a	Cash 4.75% + SF (0.50% Floor)vv	06/15/22	06/28/28	Senior	1,839,753	1,566,660
KCIBT Intermediate II, Inc. +, a	Cash 1.00% + L (1.00% Floor)^^ + PIK 4.25% + L (1.00% Floor)^^	12/23/20	06/01/25	Senior	247,977	184,990
KENE Acquisition, Inc. +, a	Cash 8.25% + SF (1.00% Floor)vv	01/01/21	08/09/27	Second Lien	1,638,000	1,589,496
KENE Acquisition, Inc. +, a	Cash 8.25% + SFvv	08/05/22	08/09/27	Second Lien	984,997	955,829
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + SFv	10/05/18	07/03/24	Senior	4,313,639	4,292,761
Knowlton Development Corporation Inc. +, a	Cash 3.75% + L^^	06/24/22	12/22/25	Senior	1,484,496	1,448,868
KSLB Holdings, LLC +, a	Cash 8.75% + L (1.00% Floor)^	01/01/21	07/30/26	Second Lien	3,212,308	2,771,729
LBM Acquisition, LLC +, a	Cash 3.25% + L (0.75% Floor)^	09/07/21	12/17/27	Senior	3,236,640	3,118,211
LogMeIn, Inc. +, a	Cash 4.75% + L^	09/03/20	08/31/27	Senior	4,858,260	3,064,736
LSCS Holdings, Inc. +, a	Cash 4.50% + L (0.50% Floor)^^	02/14/22	12/16/28	Senior	2,561,000	2,494,837
LTI Holdings, Inc. +, a	Cash 3.50% + L^	10/22/18	09/06/25	Senior	952,500	916,781
Magenta Buyer LLC +, a	Cash 8.25% + L (0.75% Floor)^^	10/13/21	07/27/29	Second Lien	2,000,000	1,330,000
Magenta Buyer LLC +, a	Cash 5.00% + L (0.75% Floor)^^	08/02/21	07/27/28	Senior	3,447,500	2,608,034
Marnix SAS +, a	Cash 3.75% + L (0.50% Floor)^^	12/17/21	08/04/28	Senior	1,473,750	1,471,510
Maverick Bidco, Inc. +, a	Cash 6.75% + SF (0.75% Floor)vv	05/26/21	05/18/29	Second Lien	6,603,000	6,270,917
McAfee Inc. +, a	Cash 4.00% + S>>	03/09/22	03/01/29	Senior	2,574,000	2,466,626
Medline Borrower, L.P. +, a	Cash 3.25% + L (0.50% Floor)^^	11/03/21	10/23/28	Senior	1,086,250	1,074,030
Mercury Borrower, Inc. +, a	Cash 6.50% + L (0.50% Floor)^	04/11/22	08/02/29	Second Lien	900,000	810,000
Michaels Stores, Inc. +, a	Cash 4.25% + SF (0.75% Floor)vv	04/26/21	04/15/28	Senior	1,657,272	1,472,486
Mitchell International, Inc. +, a	Cash 3.75% + L (0.50% Floor)^	10/21/21	10/15/28	Senior	3,752,500	3,670,602
Mitchell International, Inc. +, a	Cash 6.50% + L (0.50% Floor)^	10/26/21	10/15/29	Second Lien	1,000,000	887,500
MJH Healthcare Holdings, LLC +, a	Cash 3.50% + SF (0.50% Floor)v	04/08/22	01/28/29	Senior	1,678,750	1,668,258
National Spine & Pain Centers, LLC +, a	Cash 8.50% + SFvv	04/01/23	02/13/26	Senior	463,906	234,537

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Navicure, Inc. +, a	Cash 4.00% + SFvv	11/19/19	10/22/26	Senior	$2,914,722	$2,911,079
NEP Group, Inc. +, a	Cash 3.25% + SFv	02/10/22	10/20/25	Senior	1,953,964	1,766,022
NEP Group, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	12/06/21	10/20/25	Senior	1,871,500	1,687,466
Netsmart Technologies, Inc. +, a	Cash 4.00% + L (1.00% Floor)^^	07/16/18	10/01/27	Senior	2,205,376	2,198,484
NortonLifeLock Inc. +, a	Cash 2.00% + SF (0.50% Floor)vv	09/20/22	09/12/29	Senior	2,127,837	2,115,868
NSM Top Holdings Corp. +, a	Cash 5.25% + L^	11/26/19	11/16/26	Senior	1,447,500	1,357,032
NSPC Intermediate II, LLC +, a	Cash 8.00% + SF (1.00% Floor)vv	05/08/23	02/13/26	Senior	22,601	22,599
nThrive Health Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	05/24/22	12/18/28	Senior	1,975,000	1,688,625
Oceankey (U.S.) II Corp. +, a	Cash 3.50% + SF (0.05% Floor)v	01/06/22	12/15/28	Senior	1,876,250	1,785,364
OEConnection LLC +, a	Cash 4.00% + L^^	10/28/19	09/25/26	Senior	2,914,121	2,871,167
Olympus Water US Holding Corp. +, a, f	Cash 5.00% + SF (0.50% Floor)vv	05/24/23	11/09/28	Senior	1,500,000	1,454,070
OneDigital Borrower LLC +, a	Cash 4.25% + L (0.50% Floor)^^	12/11/20	11/16/27	Senior	2,520,907	2,489,396
OneDigital Borrower LLC +, a	Cash 4.50% + L (0.75% Floor)^^	12/11/20	11/16/27	Senior	229,936	227,062
OneDigital Holdings, LLC +, a	Cash 6.00% + SF (0.50% Floor)v	03/21/23	11/16/27	Senior	5,829,141	5,697,779
PAI Holdco, Inc. +, a	Cash 3.75% + L (1.00% Floor)^^	11/09/20	10/22/27	Senior	1,172,999	1,089,423
Pascal Midco 2, LLC +, a	Cash 6.00% + SF (0.75% Floor)vv	07/01/22	07/21/27	Senior	10,935,586	10,696,365
Pearl Intermediate Parent, LLC +, a	Cash 6.25% + L^	01/01/21	02/13/26	Second Lien	2,400,000	2,200,200
PECF USS Intermediate Holding III Corporation +, a	Cash 4.25% + L (0.50% Floor)^^	10/07/22	12/15/28	Senior	989,950	813,823
Peraton Corp. +, a	Cash 3.75% + SF (0.75% Floor)v	04/12/21	02/01/28	Senior	1,919,225	1,888,335
PG&E Corporation +, a	Cash 3.00% + SF (1.00% Floor)v	08/11/20	06/23/25	Senior	1,940,000	1,942,076
Pluto Acquisition I, Inc. +, a	Cash 7.00% + L (0.50% Floor)^	07/02/21	12/14/29	Senior	3,700,000	1,373,781
Polaris Newco, LLC +, a	Cash 4.00% + L (0.50% Floor)^	06/15/21	06/02/28	Senior	1,179,000	1,084,491
Pre-Paid Legal Services, Inc. +, a	Cash 7.00% + L (0.50% Floor)^^	01/18/22	12/14/29	Senior	3,700,000	3,367,000
Pretium PKG Holdings, Inc. +, a	Cash 6.75% + L (0.50% Floor)^	10/05/21	10/01/29	Second Lien	1,800,000	974,259
Procera Networks, Inc. +, a	Cash 4.50% + L^	11/20/18	10/31/25	Senior	1,128,717	1,069,285
Project Leopard Holdings, Inc. +, a	Cash 5.25% + SF (0.50% Floor)v	06/15/22	07/20/29	Senior	2,985,000	2,735,006
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^^	01/29/18	01/29/26	Second Lien	14,154,350	14,797,070
Quintiles IMS Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	2,803,629	2,636,439
Radiate HoldCo, LLC +, a	Cash 3.25% + SF (0.75% Floor)vv	07/16/19	09/25/26	Senior	985,000	824,012
Radiology Partners, Inc. +, a	Cash 4.25% + SFv	01/01/21	07/09/25	Senior	2,403,933	1,820,979
Radwell Parent, LLC +, a, e	Cash 6.75% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	1,120,924	235,587
Radwell Parent, LLC +, a	Cash 6.50% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	5,971,476	5,827,501
Radwell Parent, LLC +, a	Cash 6.75% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	14,040,756	13,827,807
RBMedia +, a	Cash 4.00% + SFv	06/17/22	08/29/25	Senior	2,000,000	2,001,870
RC Buyer, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	08/03/21	07/26/29	Second Lien	2,800,000	2,607,500
Red Planet Borrower, LLC +, a	Cash 3.75% + SF (0.50% Floor)v	10/04/21	10/02/28	Senior	2,161,500	1,835,027
Redstone Holdco 2 L.P. +, a	Cash 4.75% + L (0.75% Floor)^^	05/10/21	04/27/28	Senior	1,741,102	609,863
Redstone Holdco 2 L.P. +, a	Cash 7.75% + L (0.75% Floor)^^	05/03/21	04/16/29	Second Lien	2,500,000	1,579,162
Rent-A-Center, Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	03/02/21	02/17/28	Senior	932,329	933,494
Restaurant Technologies, Inc. +, a	Cash 4.25% + SF (0.50% Floor)vv	04/06/22	04/02/29	Senior	3,456,250	3,378,484
Restoration Hardware, Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	05/24/22	10/20/28	Senior	4,466,250	4,323,888
RLG Holdings, LLC +, a	Cash 4.25% + SF (0.75% Floor)v	07/19/21	07/10/28	Senior	1,970,000	1,878,887
Rocket Software, Inc. +, a	Cash 4.25% + SFv	12/05/18	11/28/25	Senior	2,607,290	2,585,219
Rough Country, LLC +, a	Cash 3.50% + SF (0.75% Floor)vv	08/03/21	07/26/28	Senior	1,857,250	1,803,854
Sabre GLBL Inc. +, a	Cash 3.50% + SF (0.50% Floor)v	08/09/21	12/17/27	Senior	1,118,754	882,138
Sabre GLBL Inc. +, a	Cash 3.50% + SF (0.50% Floor)vv	08/09/21	12/17/27	Senior	717,785	565,974
Safe Fleet Holdings LLC +, a, b	Cash 3.75% + SF (0.50% Floor)vv	03/04/22	02/23/29	Senior	3,861,000	3,863,413
SCIH Salt Holdings, Inc. +, a	Cash 4.00% + L (1.00% Floor)^	04/17/20	03/16/27	Senior	798,373	787,208
Senneca Holdings, Inc. +, a	PIK 11.00%	01/01/21	05/11/26	Second Lien	1,276,647	3
Senneca Holdings, Inc. +, a	PIK 10.00%	01/01/21	11/11/25	1.5 Lien	1,312,222	1
Shearer's Foods, LLC +, a	Cash 3.50% + SF (1.00% Floor)v	05/17/18	09/23/27	Senior	3,082,200	3,077,826

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Shearer's Foods, LLC +, a	Cash 7.75% + SF (1.00% Floor)v	10/14/20	09/22/28	Second Lien	$720,000	$653,079
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + SF (1.00% Floor)v + PIK 2.00%	06/05/18	06/05/24	Senior	25,642,539	26,288,363
Skopima Consilio Parent LLC +, a	Cash 4.00% + L (0.50% Floor)^^	05/18/21	04/30/28	Senior	4,592,877	4,475,597
Sorenson Communications, LLC +, a	Cash 5.50% + L (0.75% Floor)^	03/23/21	03/12/28	Senior	2,325,000	2,163,412
Sound Inpatient Physicians, Inc +, a	Cash 3.00% + L^	08/23/18	06/27/25	Senior	1,330,000	792,421
Sovos Compliance, LLC +, a	Cash 4.50% + SF (0.50% Floor)v	08/16/21	08/11/28	Senior	1,675,752	1,619,405
SSH Group Holdings, Inc. +, a	Cash 4.25% + L^^	06/05/19	07/30/25	Senior	3,340,930	3,318,997
SSH Group Holdings, Inc. +, a	Cash 8.25% + L^^	01/01/21	07/30/26	Second Lien	3,067,714	2,682,810
Star US Bidco, LLC +, a	Cash 4.25% + SF (1.00% Floor)v	04/24/20	03/17/27	Senior	1,257,322	1,239,091
SuperMoose Borrower, LLC +, a	Cash 3.75% + L^^	10/16/18	08/29/25	Senior	955,000	12,654
Tank Holding Corp. +, a, e	Cash 6.00% + SF (0.75% Floor)vv	03/31/22	03/31/28	Senior	—	473,917
Tank Holdings Corporation +, a	Cash 6.00% + L (0.75% Floor)^	04/11/22	03/31/28	Senior	21,330,540	20,592,930
Telenet Financing USD LLC +, a	Cash 2.00% + L^	04/27/20	04/30/28	Senior	1,400,000	1,377,250
Thevelia (US), LLC +, a	Cash 4.75% + SFvv	03/29/23	06/18/29	Senior	2,100,000	2,097,375
Tivity Health Inc +, a	Cash 6.00% + SF (0.75% Floor)vv	06/28/22	06/28/29	Senior	15,533,618	15,356,753
TLP Acquisition Holdings, LLC +, a	Cash 8.00% + SF (1.00% Floor)v	02/26/19	02/26/26	Mezzanine	34,070,313	33,688,697
Tory Burch LLC +, a	Cash 3.50% + L (0.50% Floor)^	04/30/21	04/16/28	Senior	980,000	947,312
Trident TPI Holdings, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	09/22/21	09/15/28	Senior	1,671,263	1,648,584
Trilon Group, LLC +, a, e	Cash 6.25% + SF (0.75% Floor)vv	06/02/22	05/27/29	Senior	10,460,625	10,251,533
Triton Water Holdings, Inc. +, a	Cash 3.50% + L (0.50% Floor)^^	04/19/21	03/31/28	Senior	1,372,003	1,329,985
UKG Inc. +, a	Cash 3.25% + L (0.75% Floor)^^	07/13/20	05/04/26	Senior	977,644	960,281
Upstream Newco, Inc. +, a	Cash 4.25% + SFvv	08/04/21	11/20/26	Senior	3,430,000	3,066,986
Utz Quality Foods, LLC +, a	Cash 3.00% + L^^	01/29/21	01/20/28	Senior	3,607,511	3,606,754
VeriFone Systems, Inc. +, a	Cash 4.00% + L^^	09/25/19	08/20/25	Senior	3,533,206	3,345,876
Virtusa Corporation +, a	Cash 3.75% + SF (0.75% Floor)vv	02/28/22	02/11/28	Senior	2,172,500	2,149,428
Vision Solutions, Inc. +, a	Cash 4.25% + L (0.75% Floor)^^	05/06/21	04/24/28	Senior	3,831,750	3,650,144
Vision Solutions, Inc. +, a	Cash 7.25% + L (0.75% Floor)^^	09/07/21	04/23/29	Second Lien	2,300,000	1,995,537
VS Buyer, LLC +, a	Cash 3.00% + SFvv	04/10/20	02/28/27	Senior	1,935,000	1,916,259
Weld North Education LLC +, a	Cash 3.75% + SF (0.75% Floor)vv	01/06/21	12/15/27	Senior	1,267,500	1,248,329
Windsor Holdings III, LLC +, a, f	Cash 4.50% + SFvv	06/22/23	08/01/30	Senior	1,900,000	1,868,897
Woof Holdings, Inc. +, a	Cash 7.25% + L (0.75% Floor)^^	01/08/21	12/22/28	Second Lien	7,200,000	6,446,209
WWEX UNI TopCo Holdings, LLC +, a	Cash 4.00% + SF (0.75% Floor)vv	08/03/21	07/26/28	Senior	2,659,500	2,530,953
Zacapa S.à.r.l. +, a	Cash 4.25% + SF (0.50% Floor)vv	07/31/18	07/02/25	Senior	2,213,481	2,159,129
Total North America (5.06%)						698,151,551
Rest of World (0.26%)
AI Sirona (Luxembourg) Acquisition S.à.r.l. +, a	Cash 4.50% + L^	10/05/18	07/10/25	Senior	22,171,514	21,083,096
AI Sirona (Luxembourg) Acquisition S.à.r.l. +, a	Cash 7.25% + E#	10/11/18	09/28/26	Second Lien	13,678,916	12,619,220
Gems Education +, a	Cash 5.00% + L (1.00% Floor)^^^	08/15/22	07/31/26	Senior	1,980,075	1,984,619
Total Rest of World (0.26%)						35,686,935
Western Europe (2.20%)
Acuris Finance US, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	03/11/21	02/16/28	Senior	677,083	670,008
AD Education +, a	PIK 8.50%	06/21/22	03/30/29	Mezzanine	13,084,544	13,119,224
AEA International Holdings (Luxembourg) S.à.r.l. +, a	Cash 3.75% + L (0.50% Floor)^^	09/15/21	09/07/28	Senior	2,265,500	2,262,668
AI PLEX AcquiCo GmbH +, a	Cash 4.75% + L^^^	08/23/19	07/31/26	Senior	4,832,256	4,417,503
Albion Financing 3 S.à.r.l. +, a	Cash 5.25% + L (0.50% Floor)^^	01/14/22	08/17/26	Senior	2,462,500	2,459,422
Alcumus +, a, e	Cash 5.75% + S>>	03/09/22	03/09/29	Senior	—	—
Alcumus +, a	Cash 5.75% + S>>	06/29/22	03/09/29	Senior	1,984,236	1,902,902

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Altice France S.A. +, a	Cash 4.00% + L^^	01/27/21	08/14/26	Senior	$2,941,143	$2,773,866
Asgard Investments B.V. +, a	Cash 5.75% + E##	03/15/22	03/15/29	Senior	13,721,320	13,421,088
Aston Finco S.à.r.l. +, a	Cash 4.25% + L^^	11/14/19	10/09/26	Senior	2,709,000	2,384,293
Aston Finco S.à.r.l. +, a	Cash 8.25% + S>	10/25/19	10/09/27	Second Lien	36,733,592	31,033,619
Auris Luxembourg III S.à.r.l. +, a	Cash 3.75% + L^	04/04/19	02/27/26	Senior	958,706	910,052
Babar Bidco +, a	Cash 4.00% + E###	12/04/20	11/17/27	Senior	1,214,051	1,078,485
BK LC Lux SPV S.à.r.l. +, a	Cash 3.25% + L (0.50% Floor)^^^	07/09/21	04/28/28	Senior	1,750,896	1,742,141
CD&R Firefly Bidco Limited +, a	Cash 4.75% + S>	08/31/18	06/23/25	Senior	5,199,152	4,939,597
CD&R Firefly Bidco Limited +, a	Cash 6.00% + S>>>	05/23/23	06/21/28	Senior	1,863,437	1,852,349
CEP V Investment 22 S.à.r.l. (Lux) +, a	PIK 8.25% + L^^^	02/28/22	08/31/30	Mezzanine	6,040,554	5,976,859
CEP V Investment 22 S.à.r.l. (Lux) +, a	PIK 8.25% + E###	02/28/22	08/31/30	Mezzanine	891,715	862,093
Cidron Kuma 2 S.à.r.l. +, a	Cash 7.00% + E (0.50% Floor)###	01/01/21	02/28/26	Second Lien	1,146,938	969,908
Compass IV Limited +, a	Cash 4.00% + E#	07/06/18	05/09/25	Senior	262,586	125,196
Constellation Automotive Group Limited +, a	Cash 4.75% + S>>>	09/03/21	07/28/28	Senior	1,387,192	1,119,465
Constellation Automotive Limited +, a	Cash 7.50% + S>>>	10/18/21	07/30/29	Second Lien	1,372,084	697,706
Constellation BidCo GmbH +, a	Cash 6.00% + E##	10/26/22	06/27/29	Senior	26,760,488	28,472,360
CTEC III GmbH +, a	Cash 3.75% + E##	03/29/18	03/07/25	Senior	4,055,926	3,389,139
Dragon Bidco Limited +, a	Cash 6.00% + S>>	03/09/22	03/09/29	Senior	8,941,459	8,515,394
EG Group Limited +, a	Cash 4.00% + SFv	05/22/18	02/07/25	Senior	1,340,582	10,776
Envirotainer +, a, e	Cash 5.75% + E##	07/29/22	07/27/29	Senior	8,191,195	8,601,535
Envirotainer +, a, e	Cash 5.75% + SF (0.75% Floor)vv	07/29/22	07/27/29	Senior	4,089,559	4,005,962
Fusilli AcquiCo S.à.r.l. +, a	Cash 6.00% + E###	01/27/22	10/12/23	Senior	2,737,330	2,482,646
Grupo Iberica de Congelados, SA +, a	Cash 7.12% + E#	06/28/19	11/28/24	Senior	1,080,850	797,799
HIG Finance 2 Limited +, a	Cash 3.25% + L (0.75% Floor)^ + P 2.25% (1.75% Floor)	10/05/21	11/12/27	Senior	3,152,033	3,139,346
HNVR Holdco Limited +, a	Cash 5.50% + E###	01/25/22	09/12/27	Senior	3,321,745	3,202,883
Holding Socotec SAS +, a	Cash 4.00% + SF (0.75% Floor)vv	09/10/21	06/30/28	Senior	1,485,000	1,450,348
Hunter Douglas NV +, a	Cash 3.50% + SF (0.50% Floor)vv	03/07/22	02/26/29	Senior	1,782,000	1,698,478
Hunter Holdco 3 Limited +, a	Cash 4.25% + L (0.50% Floor)^^	08/26/21	08/19/28	Senior	3,085,188	3,065,905
IGT Holding IV AB +, a	Cash 4.80% + L (0.50% Floor)^^	07/21/21	03/31/28	Senior	1,857,250	1,843,321
Ineos Quattro Holdings UK Limited +, a	Cash 3.75% + SF (0.50% Floor)v	03/17/23	03/01/30	Senior	2,000,000	2,000,000
International Park Holdings B.V. +, a	Cash 5.00% + L^^^	11/16/21	06/13/24	Senior	2,967,557	2,849,934
ION Trading Finance Limited +, a	Cash 4.75% + L (1.00% Floor)^^	05/25/21	04/01/28	Senior	2,744,000	2,698,834
Lernen Bidco Ltd. +, a, f	Cash 4.75% + E##	06/16/23	04/24/29	Senior	6,000,000	6,454,868
Loire UK Midco 3 Limited +, a	Cash 3.50% + SF (0.75% Floor)v	07/09/21	04/21/27	Senior	1,267,538	1,235,850
Loire UK Midco 3 Limited +, a	Cash 3.00% + SFv	06/08/20	04/21/27	Senior	1,358,573	1,322,910
Mar Bidco S.à.r.l. +, a	Cash 4.25% + L^^	07/30/21	07/06/28	Senior	2,947,500	2,836,969
Matador Bidco S.à.r.l. +, a	Cash 4.50% + SF (0.76% Floor)v	11/12/19	10/15/26	Senior	3,023,676	3,019,579
Nomad Foods Limited +, a	Cash 3.75% + SF (0.50% Floor)vv	12/09/22	11/12/29	Senior	1,184,960	1,186,109
Nouryon Finance B.V. +, a	Cash 4.00% + SFvv	03/03/23	04/03/28	Senior	2,400,000	2,388,996
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	27,824,496	27,518,219
PEARLS (Netherlands) Bidco B.V. +, a	Cash 4.00% + SFvvv	03/30/22	03/01/29	Senior	1,485,000	1,459,636
Pegasus BidCo B.V. +, a	Cash 4.25% + SF (0.50% Floor)vv	05/05/22	07/12/29	Senior	2,758,456	2,755,008
Rainbow Jvco Ltd. +, a	Cash 7.25% + E##; PIK 7.25%	02/24/22	02/24/30	Mezzanine	9,644,766	9,408,595
RivieraTopco S.à.r.l. +, a	PIK 8.50% + E (1.00% Floor)###	01/01/21	05/08/24	Mezzanine	2,134,752	1,926,789
Sapphire Bidco B.V. +, a	Cash 3.00% + E##	05/25/18	05/05/25	Senior	2,271,578	2,178,967

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Seren Bidco AB +, a	Cash 7.25% + SR ¤¤	11/16/21	11/16/29	Second Lien	$16,653,255	$13,148,897
Sevetys Invest +, a, e	Cash 6.25% + E##	12/16/22	12/07/28	Senior	15,740,503	15,789,265
Sitel Group +, a	Cash 3.75% + L (0.50% Floor)^^	10/15/21	08/28/28	Senior	1,768,500	1,734,235
Spinnaker DebtCo Limited +, a	Cash 6.25% + E##	12/21/22	12/14/29	Senior	15,346,207	15,772,616
Starfruit Finco B.V. +, a	Cash 2.75% + L^^	11/14/18	10/01/25	Senior	2,749,996	2,753,860
Summer (BC) Bidco B LLC +, a	Cash 4.50% + SF (0.75% Floor)vv	09/08/21	12/04/26	Senior	982,500	926,006
Sunshine Luxembourg VII S.à.r.l. +, a	Cash 3.75% + L (0.75% Floor)^^	10/22/19	10/01/26	Senior	2,722,338	2,710,427
team.blue Finco S.à.r.l. +, a	Cash 3.75% + E###	06/25/21	03/27/28	Senior	4,043,536	3,582,855
TMF Sapphire Bidco B.V. +, a	Cash 5.00% + SFvvv	04/27/23	05/03/28	Senior	1,400,000	1,402,632
Vertical Midco GmbH +, a	Cash 3.50% + L^^^	09/09/20	07/30/27	Senior	3,910,607	3,883,721
Virgin Media Bristol, LLC +, a	Cash 2.50% + L^	02/07/18	01/31/28	Senior	5,486,250	5,459,795
Total Western Europe (2.20%)						303,799,908
Total Direct Debt (7.95%)						$1,097,542,227
Total Direct Investments (68.47%)						$9,450,078,625
Secondary Investments *, c (12.31%)

	Acquisition Date	Fair Value
Asia - Pacific (1.23%)
Baring Asia Private Equity Fund IV, L.P. +, a, e	11/24/09	$1
CVC Capital Partners Asia Pacific III, L.P. +, a, e	01/11/13	227,736
MBK Partners Colonel Fund, L.P. +, a, e	09/20/21	109,422,337
TPG Asia VII (B), L.P. +, a, e	12/07/18	22,127,276
TRG Growth Partnership (Offshore) II, L.P. +, a, e	08/02/10	65,120
TRG Growth Partnership (Offshore), L.P. +, a, e	08/02/10	5,179
TRG Growth Partnership II, L.P. +, a, e	07/08/10	187,874
Yunfeng Capital Fund III, L.P. +, a, e	05/18/21	34,154,140
Yunfeng Capital Fund IV, L.P. +, a, e	05/31/21	3,669,734
Total Asia - Pacific (1.23%)		169,859,397
North America (8.61%)
Abingworth Bioventures V, L.P. +, a, e	06/30/12	5,118
Apollo Investment Fund VII, L.P. +, a, e	07/01/10	18,060
Apollo Overseas Partners (Delaware) VII, L.P. +, a, e	10/01/09	8,215
Ares PE Extended Value Fund, L.P. +, a, e	11/14/19	40,954,638
Avenue Golden Continuation Fund PV, L.P. +, a, e	04/26/22	26,401,325
Bain Capital Fund X, L.P. +, a, e	06/30/11	4,752,407
Berkshire Fund VIII, L.P. +, a, e	09/03/21	35,769,334
Berkshire Fund X-A, L.P. +, a, e	09/03/21	10,824,348
Bertram Growth Capital II-A, L.P. +, a, e	09/30/15	122,291
Carlyle Partners VII, L.P. +, a, e	02/15/23	24,237,792
Carlyle Partners VIII, L.P. +, a	03/10/23	2,223,013
Centerbridge Seaport Acquisition Fund, L.P. +, a, e	05/12/22	96,328
Clayton, Dubilier & Rice Fund VIII, L.P. +, a, e	03/29/12	1,679,286
DST Opportunities Access Offshore L.P. +, a, e	09/30/20	9,251,637
ECP Terra-Gen Growth Fund, L.P. +, a, e	03/23/21	3,818,998
EETF Sidecar, L.P. +, a, e	04/30/21	8,222,402
EnCap Energy Co-Investment Fund I-C, L.P. +, a, e	04/30/21	1,443,888
EnCap Energy Transition Fund I, L.P. +, a, e	04/30/21	3,763,296
Energy Capital Partners Credit Solutions II, L.P. +, a, e	02/03/21	3,409,360
Energy Capital Partners III, L.P. +, a, e	02/01/21	4,314,714
Frazier Healthcare VI, L.P. +, a	06/30/12	154,101

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)
FS Equity Partners V, L.P. +, a, e	08/07/12	$699,166
GA Continuity Fund I L.P. (Bermuda) +, a, e	06/30/21	75,017,315
General Atlantic Investment Partners 2021, L.P. +, a, e	07/02/21	4,520,414
General Atlantic Investment Partners 2023, L.P. +, a, e	12/01/22	—
Genstar Capital Partners V, L.P. +, a, e	09/30/15	18,742
Green Equity Investors Side CF, L.P. +, a, e	04/16/21	47,006,914
Gridiron Energy Feeder I, L.P. +, a, e	05/15/17	34,296,639
Gryphon Partners 3.5, L.P. +, a, e	05/21/13	209,773
Gryphon Partners IV L.P. +, a, e	02/08/16	25,025,758
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a, e	12/30/10	131,082
Icon Partners IV, L.P. +, a, e	05/26/21	36,604,385
Icon Partners V, L.P. +, a, e	12/27/21	78,713,787
Insight Venture Partners Continuation Fund, L.P. +, a, e	09/09/19	54,527,842
Investcorp Private Equity 2007 Fund, L.P. +, a, e	03/31/11	1
KKR Associates Indigo Equity Partners, L.P. +, a	06/09/22	121,641,212
KSL Capital Partners CV I, L.P. +, a, e	05/23/22	34,313,098
Lee Equity Partners II, L.P. +, a, e	06/30/17	6,023,193
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	11,211,518
LEP Captive Co-Invest II, L.P. +, a	07/01/22	14,477,527
Madison Dearborn Capital Partners V, L.P. +, a, e	03/31/11	340,481
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/15/21	7,489,028
MidOcean Partners III, L.P. +, a, e	06/30/11	5,619
Monomoy Capital Partners II, L.P. +, a, e	09/30/15	255,512
New Enterprise Associates 17, L.P. +, a, e	09/30/20	6,347,868
Northgate Growth Fund, L.P. +, a, e	12/20/19	6,036,034
NVP VIII PG, L.P. +, a, e	05/31/19	87,867,793
Oak Investment Partners XII, L.P. +, a	06/28/12	41,038
Pamlico Capital GP II, LLC +, a	03/31/14	2,523
Providence Equity Partners IV, L.P. +, a, e	06/30/11	792
Providence Equity Partners V, L.P. +, a, e	06/30/11	6,440
Providence Equity Partners VI-A, L.P. +, a, e	06/30/11	459,821
Providence Equity Partners VII-A, L.P. +, a, e	06/30/13	2,127,464
PT2, L.P. +, a, e	12/21/21	10,367,619
Revelstoke EPIC Fund I, L.P. +, a, e	11/20/19	98,587,000
Samson Partners, L.P. +, a, e	12/21/20	46,611,315
Silver Lake Partners III, L.P. +, a, e	03/31/13	996,803
Silver Lake Partners V, L.P. +, a, e	09/30/20	6,040,725
Silver Lake Partners VI, L.P. +, a, e	09/30/22	28,371,172
SL SPV-1, L.P. +, a	12/01/17	3,215,978
SL SPV-2, L.P. +, a	06/30/10	10,705,500
Sun Capital Partners V, L.P. +, a, e	09/30/13	2,254,429
TA Atlantic & Pacific VI, L.P. +, a, e	09/30/15	75,623
TA XI, L.P. +, a, e	09/30/15	554,744
TCV VII (A), L.P. +, a, e	09/30/13	290,897
TorQuest Partners Fund (U.S.) II, L.P. +, a, e	09/30/15	334,168
TPG Partners V, L.P. +, a, e	07/11/11	5,011
TPG Partners VI, L.P. +, a, e	12/31/12	394,333
Trident VIII, L.P. +, a, e	09/30/22	28,484,704
Vistria Fund III, L.P. +, a, e	07/29/19	15,415,422
Vistria Fund IV, L.P. +, a, e	10/01/22	37,143,374
Vistria Fund V, L.P. +, a	03/31/23	3,184,981
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	183,596
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, e	12/31/18	53,616,294

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	$3,972,905
Total North America (8.61%)		1,187,695,923
Western Europe (2.47%)
3i Eurofund Vb, L.P. +, a	09/30/09	38,329
3i Growth Capital B, L.P. +, a, e	10/01/14	66,767
Abingworth Bioventures III, L.P. +, a, e	09/30/15	4,369
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a, e	06/30/12	27,215
Advent International GPE VI, L.P. +, a	09/30/10	435,736
Apax Europe VI - A, L.P. +, a, e	07/01/11	49,446
Apax Europe VII - B, L.P. +, a, e	04/30/11	2,684
Astorg IQ-EQ Fund SCSp +, a, e	01/13/22	21,820,901
BC European Capital IX, L.P. +, a, e	09/30/14	2,650,074
Carlyle Europe Partners II, L.P. +, a, e	12/28/12	23,672
Carlyle Europe Partners III, L.P. +, a, e	12/28/12	197,902
CCP IX L.P. No.2 +, a	09/30/14	64,801
CD&R Value Building Partners I, L.P. +, a	12/17/21	58,765,896
Daiwa ICP European Infrastructure 1, L.P. +, a	12/22/22	54,605,900
EPIC I-b Fund SLP +, a, e	11/30/20	19,546,000
ESP Golden Bear Europe Fund +, a, e	12/31/16	3,176,877
Galileo III FCPR +, a, e	09/30/15	30,792
Graphite Capital Partners VII, L.P. +, a, e	09/30/15	209,206
Italian Private Equity Fund IV, L.P. +, a, e	01/29/16	15,822
KKR European Fund III, L.P. +, a, e	11/01/10	154,172
Montagu+ SCSp +, a, e	12/06/21	41,667,586
Permira Europe II, L.P. +, a	11/29/13	19,273
Permira Europe III, L.P. +, a	09/30/13	32,537
Permira IV, L.P. +, a	09/30/13	6,541,813
Permira VII L.P. +, a, e	09/29/22	33,474,989
Rivean Special Opportunity Fund I Coöperatief U.A. +, a, e	11/29/22	61,788,597
Riverside Europe Fund IV, L.P. +, a, e	09/30/14	403,950
STG Alternative Investments S.C.A. SICAV-RAIF +, a, e	09/17/21	20,704,749
Trilantic Capital Partners V (Europe) S.C.A., SICAR +, a, e	11/20/20	11,442,433
Trilantic Europe VI SCSp +, a, e	12/10/20	2,896,063
Total Western Europe (2.47%)		340,858,551
Total Secondary Investments (12.31%)		$1,698,413,871
Primary Investments *, c (14.46%)
Asia - Pacific (0.95%)
Baring Asia Private Equity Fund V, L.P. +, a, e	12/01/10	1,596,888
BGH Capital Fund I +, a, e	03/01/18	17,330,681
BGH Capital VCLP II +, a	02/01/22	—
CMC Capital Partners IV, L.P +, a, e	12/03/21	—
CPEChina Fund III, L.P. +, a, e	03/28/18	32,338,774
CVC Capital Partners Asia VI L.P. +, a, e	12/23/22	—
Hony Capital Fund VIII, L.P. +, a, e	10/30/15	8,651,569
Hony Capital Partners V, L.P. +, a, e	12/15/11	3,584,471
J-STAR No.4-C, L.P. +, a, e	08/02/19	19,902,608
J-STAR No.5-B, L.P. +, a, e	02/28/22	597,715
Kedaara Capital III Limited +, a, e	06/17/21	3,358,185
KKR Asian Fund IV SCSp +, a, e	05/29/20	3,109,234
Primavera Capital Fund III L.P. +, a, e	05/09/18	12,202,564
Primavera Capital Fund IV, L.P. +, a, e	05/20/21	5,146,997

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
Asia - Pacific (continued)
Southern Capital Fund IV L.P. +, a, e	01/26/18	$2,577,382
The Baring Asia Private Equity Fund VII, L.P. +, a, e	07/10/18	10,092,795
TPG ASIA VIII (B), L.P. +, a, e	07/01/22	—
Trustbridge Partners VI, L.P. +, a, e	04/12/18	10,593,282
Total Asia - Pacific (0.95%)		131,083,145
North America (8.78%)
Advent Global Technology, L.P. +, a, e	06/25/19	2,814,640
AEA Investors Fund VII L.P. +, a, e	02/08/19	4,033,822
American Industrial Partners Capital Fund VII, L.P. +, a, e	03/29/19	19,498,495
Apollo Investment Fund IX, L.P +, a, e	06/01/17	32,212,662
Apollo Investment Fund VIII, L.P. +, a, e	06/28/13	3,611,716
Ares Corporate Opportunities Fund IV, L.P. +, a, e	04/19/12	2,957,595
Ares Corporate Opportunities Fund V, L.P. +, a, e	12/28/15	9,810,015
Ares Corporate Opportunities Fund VI, L.P. +, a, e	06/02/20	1,980,083
Avista Capital Partners II, L.P. +, a, e	01/01/14	36,153
Bain Capital Fund XII, L.P. +, a, e	06/30/17	21,113,229
Bain Capital Fund XIII, L.P. +, a, e	08/07/20	8,253,337
Barings Transportation Fund, L.P. +, a, e	09/23/21	13,515,347
Berkshire Fund IX, L.P. +, a, e	03/18/16	13,154,372
Caltius Partners V-A, L.P. +, a, e	12/02/14	6,823,343
Carlyle Partners VII, L.P. +, a, e	11/29/17	56,200,985
Carlyle Partners VIII, L.P. +, a, e	09/10/21	2,630,064
Centerbridge Seaport Acquisition Fund, L.P. +, a	04/27/22	756,173
Clayton, Dubilier & Rice Fund IX, L.P. +, a, e	07/31/13	9,422,483
Clayton, Dubilier & Rice Fund X, L.P. +, a, e	12/13/16	28,762,733
Clayton, Dubilier & Rice Fund XI, L.P. +, a, e	05/15/20	15,182,902
Clayton, Dubilier & Rice Fund XII, L.P. +, a, e	09/02/22	—
Clearlake Capital Partners V, L.P. +, a, e	12/15/17	35,082,481
Clearlake Capital Partners VI, L.P. +, a, e	12/10/19	22,991,328
Clearlake Capital Partners VII, L.P. +, a, e	09/23/21	8,110,370
Crescent Mezzanine Partners VI, L.P. +, a, e	03/30/12	612,964
Cressey & Company Fund VII-A L.P. +, a, e	06/30/22	—
ECP V, LP +, a, e	08/19/22	2,503,174
Frazier Healthcare Growth Buyout Fund X, L.P. +, a, e	03/10/21	5,515,909
Genstar AMBA CV, L.P. +, a	04/01/23	530,478
Genstar Capital Partners IX, L.P. +, a, e	02/21/19	23,326,550
Genstar Capital Partners VI, L.P. +, a, e	09/01/12	1,377,548
Genstar Capital Partners VII, L.P. +, a, d, e	06/26/15	7,433,460
Genstar Capital Partners VIII, L.P. +, a, e	03/23/17	36,290,972
Genstar Capital Partners X, L.P. +, a, e	04/01/21	7,213,910
Genstar Capital Partners XI, L.P. +, a, e	04/26/23	—
Genstar X Opportunities Fund, L.P. +, a, e	08/13/21	1,820,264
Genstar XI Opportunities Fund, L.P. +, a, e	04/26/23	—
GI Data Infrastructure Fund II L.P. +, a, e	01/27/23	—
GoldPoint Mezzanine Partners IV, L.P. +, a, e	12/30/15	9,231,384
Green Equity Investors IX, L.P. +, a, e	03/01/22	—
Green Equity Investors Side VIII, L.P. +, a, e	10/18/19	30,400,712
Gryphon Heritage Partners, L.P. +, a, e	12/17/20	4,514,483
Gryphon Partners V, L.P. +, a, e	02/23/18	10,297,082
Gryphon Partners VI, L.P. +, a, e	12/17/20	8,829,721
Harvest Partners IX, L.P. +, a, e	09/24/21	3,030,848
Harvest Partners VII, L.P. +, a, e	12/14/15	11,928,420

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
Harvest Partners VIII, L.P. +, a, e	12/19/18	$22,733,540
Hellman & Friedman Capital Partners VII, L.P. +, a, e	06/30/14	518,196
Hellman & Friedman Capital Partners X, L.P. +, a, e	05/10/21	11,057,716
Hellman & Friedman Capital Partners XI, L.P. +, a, e	03/31/23	—
HGGC Fund IV, L.P. +, a, e	04/08/22	1,963,170
Icon Partners IV, L.P. +, a, e	09/01/21	6,242,337
Icon Partners V, L.P. +, a, e	12/27/21	7,737,231
Insight Partners XII (Co-Investors), L.P. +, a, e	05/14/21	1,229,197
Insight Partners XIII, L.P. +, a, e	12/23/22	—
Insight Venture Partners X, L.P. +, a, e	07/06/18	15,142,211
Insight Venture Partners XI, L.P. +, a, e	12/17/19	7,008,686
Insight Ventures Partners XII, L.P. +, a, e	05/14/21	4,685,411
Jade Equity Investors II, L.P. +, a, e	03/01/22	—
Khosla Ventures VIII, L.P. +, a, e	01/06/23	—
KKR Americas Fund XII L.P. +, a, e	01/31/18	30,535,420
KKR Associates Indigo Equity Partners, L.P. +, a	10/01/22	1,750,580
KKR North America Fund XI, L.P. +, a, e	02/01/12	3,831,668
KKR North America Fund XIII, SCSP +, a, e	04/06/21	3,602,070
Kleiner Perkins Caufield & Byers XIX LLC +, a, e	03/05/20	10,213,223
Kohlberg TE Investors IX, L.P. +, a, e	12/20/19	23,087,933
Kohlberg TE Investors VIII, L.P. +, a, e	08/04/16	24,312,197
Leeds Equity Partners VI, L.P. +, a, e	11/25/16	17,046,805
Lerer Hippeau Select Fund III, L.P. +, a, e	12/20/19	7,059,231
Lerer Hippeau VII, L.P. +, a, e	12/20/19	3,412,949
Lux Total Opportunities, L.P. +, a, e	05/28/21	1,798,263
Lux Ventures VII, L.P. +, a, e	05/28/21	637,304
Lux Ventures VIII, L.P. +, a, e	04/03/23	—
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/20/20	7,098,604
Mayfield Select III, L.P. +, a, e	05/01/23	—
Mayfield XVII, L.P. +, a, e	05/01/23	—
Nautic Partners IX-A, L.P. +, a, e	03/12/19	8,602,697
Nautic Partners VII-A, L.P. +, a, e	06/27/14	2,980,074
Nautic Partners X-A, L.P. +, a, e	07/19/21	3,890,036
NEA 18 Venture Growth Equity, L.P. +, a, e	12/22/21	781,843
New Enterprise Associates 14, L.P. +, a, e	05/04/12	7,327,213
New Enterprise Associates 17, L.P. +, a, e	06/06/19	8,598,122
New Enterprise Associates 18, L.P. +, a, e	12/22/21	926,369
New Mountain Capital V, L.P. +, a, e	06/29/17	37,696,704
New Mountain Partners VI, L.P. +, a, e	10/16/20	13,730,677
New Mountain Partners VII, L.P. +, a, e	04/06/23	—
NexPhase Capital Fund III-A, L.P. +, a, e	09/01/16	21,905,911
Oak Hill Capital Partners IV, L.P. +, a, e	04/28/17	11,929,886
Oak Hill Capital Partners V, L.P. +, a, e	12/21/18	35,082,727
Oak Hill Capital Partners VI, L.P. +, a, e	02/25/22	687,282
Pamlico Capital V, L.P. +, a, e	02/03/20	2,514,552
PennantPark Credit Opportunities Fund II, L.P. +, a, e	08/03/12	1,225,697
Revelstoke Capital Partners Fund III, L.P +, a, e	02/23/22	4,079,685
Silver Lake Partners IV, L.P. +, a, e	07/30/12	17,227,296
Silver Lake Partners V, L.P. +, a, e	03/31/17	51,780,219
Silver Lake Partners VI, L.P. +, a, e	06/04/20	5,586,572
Silver Lake Partners VII, L.P. +, a, e	05/26/22	—
Spark Capital Growth Fund IV, L.P. +, a, e	10/14/21	1,677,691
Spark Capital VII, L.P. +, a, e	10/14/21	965,722

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
Sumeru Equity Partners Fund, L.P. +, a, e	04/27/15	$5,329,234
Summit Partners Growth Equity Fund XI, L.P. +, a, e	10/01/21	1,266,601
TA Select Opportunities Fund II-B, L.P. +, a, e	05/27/21	1,404,590
TA XIII-B, L.P. +, a, e	05/02/19	18,886,196
TA XIV-B, L.P. +, a, e	05/27/21	6,939,727
TCV X, L.P. +, a, e	08/31/18	14,484,677
TCV XI (A), L.P. +, a, e	10/02/20	4,707,946
Thompson Street Capital Partners IV, L.P. +, a, e	12/10/15	6,499,338
Thompson Street Capital Partners V, L.P. +, a, e	05/04/18	7,013,559
Thompson Street Capital Partners VI, L.P. +, a, e	06/11/21	7,419,558
TPG Partners IX, L.P. +, a, e	12/23/22	—
TPG Partners VII, L.P. +, a, e	03/01/16	6,343,109
TPG Partners VIII, L.P. +, a, e	01/31/19	11,947,083
Trident IX, L.P. +, a, e	11/19/21	5,458,846
Trident VII, L.P. +, a, e	09/22/16	39,702,332
Trident VIII, L.P. +, a, e	04/05/19	23,010,956
Vista Equity Partners Fund VII, L.P. +, a, e	08/31/18	20,496,129
Vista Equity Partners Fund VIII, L.P. +, a, e	04/28/22	3,942,566
Vistria Fund II, L.P. +, a, e	12/19/17	12,410,465
Vistria Fund III, L.P. +, a, e	06/19/19	15,415,422
Vistria Fund IV, L.P. +, a, e	03/31/21	13,335,890
Warburg Pincus Global Growth 14, L.P. +, a, e	01/31/22	1,970,316
Warburg Pincus Global Growth, L.P. +, a, e	11/20/18	12,231,029
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	13,651,266
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	14,302,458
Welsh, Carson, Anderson & Stowe XIV, L.P. +, a, e	01/19/22	509,682
West Street Offshore Infrastructure Partners IV +, a, e	11/02/22	2,616,145
Windjammer Senior Equity Fund IV, L.P. +, a, e	02/06/13	4,657,563
Total North America (8.78%)		1,211,665,807
Rest of World (0.82%)
Advent Latin American Private Equity Fund VI-H L.P. +, a, e	10/17/14	10,048,343
Altra Private Equity Fund II, L.P. +, a	12/07/12	1,125,981
Patria - Brazilian Private Equity Fund IV, L.P. +, a, e	06/30/11	5,563,808
Polish Enterprise Fund VIII, L.P. +, a, e	09/15/17	96,611,613
Total Rest of World (0.82%)		113,349,745
Western Europe (3.91%)
Adagia Capital Europe S.L.P. +, a, e	06/01/21	4,633,361
Advent International GPE IX-C, L.P. +, a, e	05/31/19	28,662,595
Advent International GPE VII-B, L.P. +, a, e	07/01/12	2,288,313
Advent International GPE VIII-C, L.P +, a, e	03/22/16	13,126,034
Advent International GPE X (USD) +, a, e	05/31/22	4,052,067
Apax X USD L.P. +, a, e	07/16/19	18,617,097
APAX XI USD L.P. +, a, e	06/30/22	—
Astorg Mid-Cap +, a, e	02/22/21	2,444,517
Astorg VI, FCPI +, a, e	06/30/16	4,835,493
Astorg VIII S.à.r.l. +, a, e	12/17/21	6,303,389
Axcel VI K/S +, a, e	02/21/20	19,771,667
Axcel VII K/S +, a, e	05/17/23	—
Bain Capital Europe Fund IV, L.P. +, a, e	09/01/14	5,000,144
Bain Capital Europe Fund VI, SCSp +, a, e	06/30/22	—
BC Partners XI, L.P. +, a, e	12/18/20	13,907,275

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
Western Europe (continued)
CapVest Equity Partners III B, L.P. +, a, e	08/30/13	$3,594,993
Capvis Equity V L.P. +, a, e	01/17/18	27,521,854
Carlyle Europe Partners IV, L.P. +, a, e	08/27/13	737,356
Carlyle Europe Partners V, L.P. +, a, e	04/23/18	6,301,174
CD&R Value Building Partners I, L.P. +, a	12/17/21	7,309,636
Charterhouse Capital Partners XI +, a, e	11/26/21	2,439,423
CVC Capital Partners IX L.P. +, a, e	05/12/23	—
CVC Capital Partners VI (A) L.P. +, a, e	07/05/13	6,616,528
CVC Capital Partners VIII, L.P. +, a, e	06/19/20	1,393,599
DPE Deutschland IV +, a, e	08/24/20	3,228,144
EQT IX, L.P. (USD) +, a, e	05/15/20	20,416,999
EQT Mid-Market (No.1) Feeder L.P. +, a, e	07/01/16	22,271,994
EQT X, L.P. (USD) +, a	04/28/22	—
Gilde Buy-Out Fund VI C.V. +, a, e	06/28/19	23,364,037
Graphite Capital Partners IX L.P. +, a, e	04/11/18	10,341,733
Hg Genesis 10 L.P. +, a, e	04/14/22	1,563,422
Hg Mercury 4 L.P. +, a, e	01/12/23	—
Hg Saturn 3 L.P. +, a, e	02/25/22	3,095,540
Hg Saturn I L.P. +, a, e	06/28/18	23,891,825
HgCapital 8 L.P. +, a, e	12/19/16	22,447,265
HgCapital Mercury 2 +, a, e	02/15/17	18,080,522
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	18,097,466
KKR European Fund V (EUR) SCSp +, a, e	11/05/18	29,420,867
KKR European Fund VI (USD) +, a, e	11/01/21	3,577,599
Livingbridge 7 L.P. +, a, e	09/04/20	11,518,757
MCH Iberian Capital Fund V FCR +, a, e	12/10/21	12,678,450
Nordic Capital Evo GP, SCSp +, a, e	06/30/21	1,487,422
Nordic Capital IX, L.P. +, a, e	07/18/17	40,140,063
Nordic Capital X, L.P. +, a, e	09/30/20	21,422,426
Nordic Capital XI, L.P. +, a	05/01/22	—
Oakley Capital Fund V, SCSp +, a, e	04/28/22	1,416,041
PAI Europe VI-1, L.P. +, a, e	03/12/15	6,836,702
PAI Partners VIII-1 SCSp +, a	12/17/21	—
Permira VII L.P. +, a, e	06/21/19	24,342,611
Permira VIII SCSp +, a, e	02/10/22	4,309,669
ProA Capital Iberian Buyout Fund IV, F.C.R. +, a, e	05/31/23	—
Rivean Capital Fund VII Cooperatief U.A. +, a, e	05/24/23	—
Sixth Cinven Fund (No.3) L.P. +, a, e	05/01/16	7,275,753
The Eighth Cinven Fund, L.P. +, a, e	07/05/22	—
The Paragon Partners Fund IV GmbH & Co. KG +, a, e	04/29/22	—
The Seventh Cinven Fund, L.P. +, a, e	04/16/19	28,526,621
Vitruvian Investment Partnership V +, a, e	10/07/22	—
Total Western Europe (3.91%)		539,308,443
Total Primary Investments (14.46%)		$1,995,407,140

Total Private Equity Investments (Cost $9,588,025,080)(95.24%)		$13,143,899,636

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

Short-Term Investments (3.61%)

	Interest	Acquisition Date	Maturity Date	Principal	Fair Value
U.S. Government Treasury Obligations (3.61%)
U.S. Treasury Bill	4.54%	06/02/23	07/05/23	$175,000,000	$174,904,548
U.S. Treasury Bill	4.92%	06/02/23	08/03/23	175,000,000	174,189,552
U.S. Treasury Bill	5.18%	06/02/23	08/31/23	150,000,000	148,730,763
Total U.S. Government Treasury Obligations (3.61%)					$497,824,863

Total Short-Term Investments (Cost $497,767,265)(3.61%)					$497,824,863

Total Investments (Cost $10,279,732,426)(100.38%)					13,853,361,939

Other Assets in Excess of Liabilities ((0.38)%)					(52,053,849)

Net Assets (100.00%)					$13,801,308,090

*	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

***	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). These securities may be sold in certain transactions in reliance on an exemption from registration (normally to “qualified institutional buyers” in accordance with Rule 144A(a)(1) under the Securities Act). At June 30, 2023, the aggregate value of these securities is $42,728,348 or 0.30% of the Fund's net assets.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of June 30, 2023 was 5.22%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of June 30, 2023 was 5.55%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of June 30, 2023 was 5.76%.

#	As of June 30, 2023, 1 month EURIBOR was 3.40%.

##	As of June 30, 2023, 3 month EURIBOR was 3.58%.

###	As of June 30, 2023, 6 month EURIBOR was 3.90%.

+	The fair value of the investment was determined using significant unobservable inputs.

†	As of June 30, 2023, 1 month Bank Bill Swap Rate was 4.14%.

††	As of June 30, 2023, 3 month Bank Bill Swap Rate was 4.35%.

>	As of June 30, 2023, 1 month Sterling Overnight Interbank Average Rate was 4.59%.

>>	As of June 30, 2023, 3 month Sterling Overnight Interbank Average Rate was 4.39%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

>>>	As of June 30, 2023, 6 month Sterling Overnight Interbank Average Rate was 4.07%.

¤ ¤	As of June 30, 2023, 3 month Stockholm Interbank Offered Rate was 3.81%.

v	As of June 30, 2023, 1 month Secured Overnight Financing Rate was 5.07%.

vv	As of June 30, 2023, 3 month Secured Overnight Financing Rate was 5.00%.

vvv	As of June 30, 2023, 6 month Secured Overnight Financing Rate was 4.78%.

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of June 30, 2023 was $13,143,899,636, or 95.24% of net assets. As of June 30, 2023, the aggregate cost of each investment restricted to resale was $15,568,606, $10,621,500, $22,700,000, $2,204,592, $4,526,335, $5,441,192, $48,970,725, $6,341,681, $1,209,388, $22,978,362, $7,228,256, $481,884, $1,927,535, $15,533,913, $127,463,467, $24,784,703, $10,285,568, $44,578,381, $35,317,661, $150,000, $4,168,272, $17,127,003, $56,634, $114,607,802, $5,604,217, $122,578,028, $94,154, $6,182,055, $27,243,271, $3,120,000, $1,348,750, $3,629,300, $119,978,433, $43,783,284, $107,123,942, $52,385,470, $57,034,182, $38,614,270, $94,861,790, $103,079,624, $56,985,983, $9,367,970, $47,761,620, $15,617,280, $62,584,962, $122,197,451, $151,690,905, $250,000, $219,375, $47,583,000, $1,111,078, $9,683,864, $187,500,000, $61,566,000, $252,000, $83,828,190, $10,129,238, $317,827, $172,634, $37,921,966, $22,686,818, $3,697, $60,480,000, $23,297,435, $15,306,665, $45,225,381, $40,484,909, $38,144,371, $32,126,730, $39,737,979, $1,120,924, $13,722,831, $6,996,130, $3, $1, $1,201,846, $52,454,049, $46,927,567, $28,417,946, $55,007,013, $14,874,473, $90,509,738, $178,485,000, $31,828,128, $51,287,146, $4,987,424, $71,817,900, $4,632,829, $3,612,204, $22,340,802, $64,480,546, $2,316,000, $68,399,200, $1,441,200, $7,070,769, $17,510,132, $69,246,328, $6,195,472, $12,009,114, $264,490, $3,792,769, $21,810,718, $149,423,941, $89,101,353, $33,206, $83,976,881, $78,503,589, $27,818,080, $14,672,982, $60,700,738, $464,924, $47,337,703, $32,709,803, $96,598,531, $745,309, $1,045,423, $3,833,799, $15,281,827, $52,429,641, $9,986,562, $11,664,382, $42,775,568, $92,759,254, $21,615,986, $48,949,162, $17,052,864, $17,052,864, $3,377,868, $18,476,616, $10,318,903, $7,793, $1,208,409, $11,891,110, $55,360,453, $9,770,324, $64,619,159, $15,139,432, $76,735,181, $13,620, $40,775,356, $41,607,840, $5,068,126, $43,509,034, $189,117,929, $0, $48,680,396, $4,759,308, $1,453,837, $97,483,897, $6,616,483, $115,815,622, $128,678, $1,135,700, $102,497,783, $1,063,586, $5,337,259, $89,653,795, $72,269,706, $1,773, $112,190,937, $88,912, $6,275,980, $23,877,358, $1,183,250, $40,573, $764,865, $254,955, $33,400,016, $51,322,096, $42,469,064, $2,858,842, $36,261,531, $12,156,155, $252,795, $26,591, $3,389,622, $8,796,563, $56,519,034, $34,731,898, $3,381,170, $936,729, $42,986,878, $26,239,432, $2,343,480, $12,028,792, $1,261,953, $1,468,001, $248, $12,566,888, $4,592,750, $10,072,536, $10,172,557, $1,250,936, $4,657,850, $1,661,336, $2,145,373, $1,837,341, $979,292, $1,370,205, $2,858,387, $974,730, $6,823,745, $1,574,411, $8,130,029, $2,061,029, $985,693, $974,490, $1,379,600, $1,070,137, $7,049,858, $7,657,064, $104,558, $1,694,340, $2,728,129, $3,888,364, $3,196,179, $1,287,120, $3,509,861, $1,429,976, $18,606,577, $6,880,998, $4,001,093, $968,547, $1,612,481, $56,019, $183,333, $1,452,151, $4,868,284, $3,792,041, $1,369,908, $2,972,061, $967,935, $931,492, $1,429,469, $6,391, $3,224,706, $1,258,297, $3,258,859, $1,667,715, $1,608,972, $2,831,251, $30,165,055, $1,394,323, $1,180,153, $8,191,944, $-29,391, $4,409,228, $4,456,916, $3,419,974, $2,871,630, $1,941,649, $963,976, $2,051,452, $466,668, $9,784,168, $252,607, $1,321,018, $954,170, $1,268,994, $28,794,850, $336,152, $2,158,380, $1,662,582, $312,730, $677,621, $826,564, $3,802,801, $1,569,757, $39,701,980, $3,730,236, $3,910,196, $9,663,043, $618,114, $19,250,913, $2,058,991, $788,090, $295,445, $926,100, $2,252,185, $493,617, $1,901,770, $949,436, $1,827,500, $1,750,532, $475,842, $770,710, $2,683,772, $11,783,931, $3,600,000, $4,115,151, $932,026, $1,089,000, $4,706,359, $2,916,112, $1,244,227, $961,215, $973,987, $1,414,798, $19,707,813, $2,331,302, $1,706,365, $230,097, $1,614,480, $963,778, $4,262,836, $1,457,942, $3,165,241, $3,211,224, $4,802,362, $2,549,905, $950,647, $1,983,112, $3,420,791, $1,467,613, $6,576,557, $2,562,744, $1,081,965, $900,000, $1,645,149, $3,729,298, $991,897, $1,676,270, $472,932, $2,907,400, $1,923,792, $1,858,553, $2,197,379, $2,117,857, $1,439,214, $22,601, $1,891,211, $1,860,439, $2,904,880, $1,425,000, $2,496,629, $225,774, $5,690,387, $1,166,860, $10,743,394, $2,392,013, $911,597, $1,912,199, $1,926,898, $1,670,250, $1,174,290, $3,672,447, $1,785,149, $1,126,690, $2,790,381, $14,777,603, $2,811,574, $984,036, $2,384,108, $220,151, $5,799,753, $13,852,880, $1,976,008, $2,788,430, $2,152,652, $735,137, $2,464,351, $928,875, $3,379,662, $4,267,172, $1,965,774, $2,591,856, $1,853,517, $1,116,642, $716,430, $3,844,174, $793,425, $1,261,704, $1,293,897, $3,111,951, $708,933, $26,252,124, $4,561,997, $2,310,170, $1,328,939, $1,669,856, $3,344,970, $2,751,698, $1,249,819, $-102, $491,047, $20,959,289, $1,397,760, $2,048,634, $15,319,138, $33,801,163, $972,511, $1,668,818, $10,304,099, $1,366,813, $969,271, $3,423,831, $3,601,029, $3,520,819, $2,153,571, $3,817,092, $2,292,651, $1,935,000, $1,262,948, $1,862,000, $7,090,087, $2,638,240, $2,203,430, $22,012,030, $13,551,363, $1,921,640, $675,877, $12,924,028, $2,247,518, $4,561,530, $2,434,089, $0, $1,939,988, $2,941,322, $13,436,767, $2,694,856, $36,050,163, $954,160, $1,175,817, $1,744,073, $5,190,512, $1,799,351, $6,070,339, $892,566, $1,130,804, $146,920, $1,376,168, $1,360,544, $26,147,361, $3,873,772, $8,755,193, $29,683, $8,008,151, $3,997,108, $2,564,282, $1,013,516, $3,126,711, $3,809,457, $1,479,258, $1,774,231, $3,047,034, $1,853,630, $1,980,678, $2,926,653, $2,738,799, $6,424,193, $1,262,890, $1,358,573, $2,936,180, $3,009,433, $1,140,530, $2,376,892, $28,066,523, $1,481,757, $2,732,763, $9,751,029, $2,066,343, $2,330,990, $16,339,229, $15,333,804, $1,761,258, $14,839,416, $2,731,955, $977,071, $2,715,479, $4,035,765, $1,372,346, $3,860,952, $5,495,150, $5,345, $1,153,354, $46,631,096, $13,323,560, $1, $53,395, $61,530, $33,051,636, $3,798,024, $1, $80,348, $1, $28,533,395, $15,471,262, $800,155, $14,425,922, $10,330,361, $1, $19,010,122, $1,694,341, $6,478, $1,574, $7,943,249, $2,569,506, $3,329,787, $336,761, $2,324,980, $3,338,232, $1, $1, $984,921, $60,318,291, $4,830,638, $0, $1, $18,838,204, $24,613,529, $1, $232,406, $1, $31,772,047, $74,295,577, $20,103,801, $1, $122,097,000, $25,908,566, $413,420, $1, $14,384,874, $3, $7,246,965, $1, $49,588, $5,235,593, $6,185,500, $43,519,849, $1,008,832, $1, $8, $413,158, $34,314, $1, $9,327,441, $43,874,281, $34,549,063, $4, $3,350,073, $31,988,495, $2,933,754, $3,940,992, $16,049,759, $1, $1, $1, $891,101, $1,072,196, $3, $26,773,427, $11,483,556, $36,105,555, $3,184,981, $1, $1, $2,486,620, $3, $1, $1, $856,679, $2,178, $10,548, $332,524, $12,740,471, $24,762, $41,331, $1,597,504, $2,080,141, $50,171,944, $39,525,874, $8,717,839, $1, $1, $1, $1, $1,046, $32,666,046, $101,953, $380,524, $2,326,146, $33,624,664, $30,860,812, $158,479, $11,931,312, $8,766,600, $2,959,942, $1, $15,330,876, $0, $0, $20,196,044, $0, $7,792,402, $5,706,094, $17,450,160, $729,680, $3,520,265, $2,929,348, $9,005,217, $5,436,909, $3,317,141, $3,794,523, $1, $7,604,659, $2,365,210, $3,847,253, $12,560,809, $18,920,067, $1, $1, $5,934,875, $1,714,799, $131,223, $11,599,955, $8,470,000, $7,189,393, $5,025,168, $3,055,896, $46,215,255, $3,507,556, $988,701, $1, $915,376, $14,385,103, $0, $169,067, $14,962,769, $7,911,136, $1, $0, $2,306,184, $5,004,000, $364,687, $8,513,762, $1, $16,142, $2,997,287, $6,862,848, $0, $1,726,040, $0, $0, $5,489,904, $0, $26,641,678, $1, $6,008,888, $8,558,145, $3,581,047, $1,086,662, $14,049,623, $1, $10,795,630, $0, $1,668,677, $5,418,253, $7,302,940, $1,301,762, $0, $4,249,960, $4,846,666, $5,383,154, $0, $0, $13,410,126, $1,760,359, $100,144, $3,552,229, $7,020,000, $17,008,275, $6,524,370, $1, $4,275,000, $3,375,000, $1,950,000, $600,000, $0, $6,850,718, $0, $0, $5,167,223, $372,505, $3,732,312, $1,116,000, $75,001, $7,307,072, $918,000, $81,197, $12,399,033, $0, $1, $911,728, $27,701,300, $821,146, $3,061,673, $1, $3,749,555, $820,464, $28,216,735, $5,399,955, $0, $1,902,375, $1,064,000, $1, $1,220,334, $1,443,750, $9,337,500, $7,590,000, $6,593,111, $5,118,512, $18,029, $1,377,930, $7,549,546, $0, $1, $8,187,465, $5,873,257, $15,047,740, $17,497,402, $16,067,431, $4,205,839, $257,148, $11,483,556, $12,787,511, $2,000,000, $8,846,500, $1, $8,951,832, $670,019, $2,810,974, $1, $3,584,202, $2,637,866, $4,737,450, $52,923,543, $4,132,649, $18,844,647, $62,501, $2,126,231, $4,254,750, $14,852,720, $0, $2,841,002, $1, $6,498,089, $14,386,278, $0, $709,778, $0, $12,858,690, $1, $22,685,285, $2,877, $4,776,707, $6,240,671, $2,182,240, $0, $1, $1,229,000, $2,940,227, $17,921,392, $425,907, $125,119, $18,710,088, $7,783,168, $1,574,894, $0, $2,814,703, $8,587,721, $1, $1, $1, $23,987,872, $4,031,047, $12,080,461, $10,096,769, $1,375,369, $23,035,609, $17,710,473, $0, $1,791,658, $1, $0, $23,549,091, $4,144,910, $0, $0, $961,029, $0, $0, $22,827,095, $0 and $2,070,000, respectively, totaling $9,588,025,080.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

b	Represents an affiliated issuer.

c	Investment does not issue shares.

d	Non-income producing.

e	Investment has been committed to but has not been fully funded by the Fund.

f	Security or a portion thereof is unsettled at June 30, 2023.

Legend:

£	- British Pound

€	- Euro

BBSY	- Bank Bill Swap Rate

E	- EURIBOR

Fr.	- Swiss Franc

I	- Indian Rupee

L	- LIBOR

PIK	- Payment-in-kind

S	- Sterling Overnight Interbank Average Rate

SF	- Secured Overnight Financing Rate

SR	- Stockholm Interbank Offered Rate

zl	- Polish Zloty

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

A summary of outstanding financial instruments at June 30, 2023 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
July 5, 2023	Bank of America	$60,225,525	€55,700,000	$60,853,082	$(627,557)
July 5, 2023	Bank of America	$60,333,115	€55,700,000	$60,853,082	$(519,967)
July 5, 2023	Bank of America	$60,328,135	€55,700,000	$60,853,082	$(524,947)
July 5, 2023	Barclays	$60,296,531	€55,700,000	$60,853,082	$(556,551)
July 5, 2023	Barclays	€55,700,000	$60,853,280	$60,853,082	$(198)
July 5, 2023	Barclays	€55,700,000	$60,853,280	$60,853,082	$(198)
July 5, 2023	Barclays	€55,700,000	$60,853,280	$60,853,082	$(198)
July 5, 2023	Barclays	€55,700,000	$60,853,280	$60,853,082	$(198)
July 12, 2023	Bank of America	$60,313,530	€55,700,000	$60,873,664	$(560,134)
July 12, 2023	Bank of America	$60,313,530	€55,700,000	$60,873,664	$(560,134)
July 12, 2023	Barclays	€55,700,000	$60,874,145	$60,873,664	$(481)
July 12, 2023	Barclays	€55,700,000	$60,874,145	$60,873,664	$(481)
July 19, 2023	Barclays	$60,338,740	€55,700,000	$60,894,601	$(555,861)
July 19, 2023	Barclays	$60,338,740	€55,700,000	$60,894,601	$(555,861)
July 19, 2023	Barclays	€55,700,000	$60,895,361	$60,894,601	$(760)
July 19, 2023	Barclays	€55,700,000	$60,895,361	$60,894,601	$(760)
July 26, 2023	Bank of America	$60,353,451	€55,700,000	$60,915,931	$(562,480)
July 26, 2023	Bank of America	$60,353,451	€55,700,000	$60,915,931	$(562,480)
July 26, 2023	Barclays	€55,700,000	$60,916,990	$60,915,931	$(1,059)
July 26, 2023	Barclays	€55,700,000	$60,916,990	$60,915,931	$(1,059)
August 2, 2023	Bank of America	$74,623,662	€67,900,000	$74,196,526	$427,136
August 2, 2023	Bank of America	$74,648,520	€67,900,000	$74,196,526	$451,994
August 2, 2023	Bank of America	$76,827,618	€70,000,000	$76,491,264	$336,354
August 2, 2023	Barclays	$76,817,825	€70,000,000	$76,491,264	$326,561
August 8, 2023	Bank of America	$76,934,179	€70,000,000	$76,514,917	$419,262
August 9, 2023	Bank of America	$76,920,270	€70,000,000	$76,518,669	$401,601
August 23, 2023	Barclays	$74,793,683	€68,000,000	$74,385,222	$408,461
August 23, 2023	Barclays	$74,818,163	€68,000,000	$74,385,222	$432,941
September 5, 2023	Bank of America	$80,401,355	Fr.71,000,000	$79,881,121	$520,234
September 5, 2023	Bank of America	$62,962,342	€57,250,000	$62,666,461	$295,881
September 5, 2023	Barclays	$62,932,114	€57,250,000	$62,666,461	$265,653
September 6, 2023	Bank of America	$80,392,970	Fr.71,000,000	$79,889,558	$503,412
September 6, 2023	Barclays	$79,881,821	£63,250,000	$80,437,866	$(556,045)
September 6, 2023	Barclays	$62,942,488	€57,250,000	$62,669,672	$272,816
September 6, 2023	Barclays	$62,967,220	€57,250,000	$62,669,672	$297,548
September 13, 2023	Bank of America	$62,959,422	€57,250,000	$62,691,636	$267,786
September 13, 2023	Bank of America	$79,805,655	£63,250,000	$80,435,435	$(629,780)
September 13, 2023	Barclays	$62,953,846	€57,250,000	$62,691,636	$262,210
September 20, 2023	Bank of America	$88,485,908	Fr.78,000,000	$87,900,036	$585,872
September 20, 2023	Bank of America	$69,463,783	zl289,600,000	$70,993,971	$(1,530,188)
September 20, 2023	Bank of America	$79,706,081	£63,250,000	$80,431,835	$(725,754)
September 20, 2023	Barclays	$62,986,737	€57,250,000	$62,713,835	$272,902
September 20, 2023	Barclays	$62,969,103	€57,250,000	$62,713,835	$255,268
September 27, 2023	Bank of America	$88,543,313	Fr.78,000,000	$87,967,646	$575,667
September 27, 2023	Bank of America	$63,003,843	€57,250,000	$62,736,137	$267,706
September 27, 2023	Bank of America	$69,448,224	zl289,600,000	$70,974,119	$(1,525,895)
September 27, 2023	Barclays	$63,004,387	€57,250,000	$62,736,137	$268,250
September 27, 2023	Barclays	$79,766,504	£63,250,000	$80,429,438	$(662,934)
October 3, 2023	Barclays	$61,132,164	€55,700,000	$61,053,551	$78,613
October 3, 2023	Barclays	$61,132,164	€55,700,000	$61,053,551	$78,613
October 4, 2023	Barclays	$61,135,133	€55,700,000	$61,056,621	$78,512

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2023 (Unaudited) (continued)

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
October 4, 2023	Barclays	$61,135,133	€55,700,000	$61,056,621	$78,512
October 11, 2023	Barclays	$61,155,948	€55,700,000	$61,079,437	$76,511
October 11, 2023	Barclays	$61,155,948	€55,700,000	$61,079,437	$76,511
October 18, 2023	Barclays	$61,176,759	€55,700,000	$61,102,484	$74,275
October 18, 2023	Barclays	$61,176,759	€55,700,000	$61,102,484	$74,275
October 25, 2023	Barclays	$61,197,172	€55,700,000	$61,125,742	$71,430
October 25, 2023	Barclays	$61,197,172	€55,700,000	$61,125,742	$71,430
					$(2,347,763)

The accompanying notes are an integral part of these Consolidated Financial Statements.

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended March 31, 2023.

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Partners Group (USA) Inc. (the “Adviser”) determines the fair value of the Fund’s Private Equity Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and the Fund's valuation procedures (the “Valuation Procedures”), which have been approved by the board of managers of the Fund (the “Board”). As authorized by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and the valuation attributable to the same Private Equity Investment held by another client or by one of its affiliates or by a client of one of its affiliates might differ due to differences in accounting, regulatory and other factors applicable to the Fund and to such other client or the Adviser’s affiliate.

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (A) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (B) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

•	Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. In accordance with authoritative guidance, the Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

•	Level 2 – Pricing inputs are observable inputs other than quoted prices in active markets (i.e., not Level 1 inputs). Fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

•	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs is based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund's investments classified in the fair value hierarchy as of June 30, 2023:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$162,152,884	$—	$—	$162,152,884
Asset-Backed Securities	—	—	49,484,556	49,484,556
Direct Investments:	—	—	—	—
Direct Equity	68,114,593	66,942,664	8,217,479,141	8,352,536,398
Direct Debt	—	—	1,097,542,227	1,097,542,227
Total Direct Investments	$68,114,593	$66,942,664	$9,315,021,368	$9,450,078,625
Secondary Investments	—	—	1,698,413,871	1,698,413,871
Primary Investments	—	—	1,995,407,140	1,995,407,140
Short-Term Investments	497,824,863	—	—	497,824,863
Total Investments	$728,092,340	$66,942,664	$13,058,326,935	$13,853,361,939
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts	$8,874,197	$—	$—	$8,874,197
Total Assets	$8,874,197	$—	$—	$8,874,197
Liabilities
Foreign Currency Exchange Contracts	$11,221,960	$—	$—	$11,221,960
Total Liabilities	$11,221,960	$—	$—	$11,221,960
Total Investments Net of Foreign Currency Exchange Contracts	$725,744,577	$66,942,664	$13,058,326,935	$13,851,014,176

The following is a reconciliation of the amount of the account balances on April 1, 2023 and June 30, 2023 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2023	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of June 30, 2023
Asset-Backed Securities	$48,265,122	$—	$1,208,605	$—	$—	$10,829	$—	$49,484,556
Direct Investments:
Direct Equity Investments	$7,782,055,062	$20,091,127	$261,128,993	$262,586,105	$(108,382,146)	$—	$—	$8,217,479,141
Direct Debt Investments	1,054,469,390	(3,082,085)	9,612,280	64,795,402	(28,447,723)	194,963	—	1,097,542,227
Total Direct Investments*	$8,836,524,452	$17,009,042	$270,741,273	$327,381,507	$(136,829,869)	$194,963	$—	$9,315,021,368
Secondary Investments*	1,641,420,622	27,065	45,651,064	19,570,776	(8,255,656)	—	—	1,698,413,871
Primary Investments*	1,888,601,956	(9,040)	58,655,857	68,756,930	(20,598,563)	—	—	1,995,407,140
Total	$12,414,812,152	$17,027,067	$376,256,799	$415,709,213	$(165,684,088)	$205,792	$—	$13,058,326,935

*	For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, in the private equity market sector the term “Secondary Investments” is generally understood to mean Private Equity Fund Investments acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the three months ended June 30, 2023, transfers out of Level 3 were due to increased price transparency.

The amount of the net change in unrealized appreciation (depreciation) for the three months ended June 30, 2023 relating to investments in Level 3 assets still held at June 30, 2023 is $405,630,407, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of June 30, 2023:

Type of Security	Fair Value at June 30, 2023 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Asset-Backed Securities	$49,485	Reported fair value	Reported fair value	n/a
Direct Investments:
Direct Equity	$279,522	Discounted cash flow	Discount factor	9.27% – 19.50% (12.90%)
	7,387,000	Market comparable companies	Enterprise value to EBITDA multiple	4.80x – 34.00x (16.68x)
	70,864	Market comparable companies	Price to book ratio	1.80x – 1.80x (1.80x)
	12,858	Exit price	Recent transaction price	n/a
	81,008	Recent financing/transaction	Recent transaction price	n/a
	67,203	Replacement cost	Recent transaction price	n/a
	3,820	Reported fair value	Reported fair value	n/a
	190,985	Market comparable companies	Enterprise value to sales multiple	2.20x – 20.00x (9.62x)
Direct Debt	$550,374	Broker quotes	Indicative quotes for an inactive market	n/a
	507,079	Discounted cash flow	Discount factor	10.04% – 27.69% (13.02%)
	31,798	Market comparable companies	Enterprise value to EBITDA multiple	5.50x – 13.49x (13.47x)
	69	Exit price	Recent transaction price	n/a
	49,485	Reported fair value	Reported fair value	n/a
Primary and Secondary Investments	$3,686,054	Adjusted reported net asset value	Reported net asset value	n/a
	9,956	Adjusted reported net asset value	Fair value adjustments	n/a

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value utilizing earnings and multiples analysis or an analysis of discounted cash flows that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are risks inherent in forward foreign exchange contracts.

During the three months ended June 30, 2023, the Fund entered into 76 long/short forward foreign currency exchange contracts. The Fund had $(51,857,506) in net realized gains (losses) and $36,172,201 change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at June 30, 2023 are representative of contract amounts during the period.

Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is considered “affiliated” with the Fund if the Fund owns five percent or more of such portfolio company's outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of June 30, 2023:

	Shares/ Principal as of June 30, 2023	Fair Value as of March 31, 2023	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of June 30, 2023	Affiliated Income/ Accretion of Discount
Non-Controlled Affiliates
Bock Capital JVCo Nature S.à.r.l.	12,590,000,000	$119,970,996	$-	$-	$-	$12,334,745	$132,305,741	$-
Camelia Investment 1 Limited	6,768,704,045	175,522,798	-	-	-	32,800,552	208,323,350	-
CapitalSpring Finance Company, LLC	11,629,274	10,024,425	304,916	-	-	462,260	10,791,601	403,266
CBI Parent, L.P.	1,145,918	55,290,869	-	-	-	(8,485,716)	46,805,153	-
Confluent Health Holdings LP	3,232	8,502,052	-	(1,540,098)	-	(172,085)	6,789,869	-
Confluent Health, LLC	27,246	58,553,771	-	-	-	(1,312,554)	57,241,217	-
Dermatology Holdings, L.P.(3)	-	123,530,154	-	-	-	1,225,820	124,755,974	-
Ecom Express Private Limited(4)	63,417	6,955,017	-	-	-	428,381	7,383,398	-
ECP Parent, LLC	105,520,023	134,424,811	-	-	-	(411,532)	134,013,279	-
EdgeCore Holdings, L.P.(3)	-	46,333,333	6,052,137	-	-	-	52,385,470	-
Encore Holdings LP(3)	-	59,878,467	8,451,050	-	-	11,165,068	79,494,585	-
EnfraGen LLC	37,786	68,814,259	-	-	-	2,399,877	71,214,136	-
EQT Jaguar Co-Investment SCSp(3)	-	118,778,917	-	(61,506,473)	25,328,358	(25,396,995)	57,203,807	-
Green DC LuxCo Sarl	19,595,288	76,874,783	-	-	-	6,261,842	83,136,625	-
Icebox Holdco I Inc(3)	-	62,801,819	-	-	-	198,081	62,999,900	-
Icebox Parent LP(3)	-	142,209,239	-	-	-	15,221,525	157,430,764	-
Idera, Inc.	1,244,979	1,191,675	-	-	-	23,474	1,215,149	27,804
Idera Parent L.P.(3)	-	235,094,054	-	-	-	36,529,900	271,623,954	-
KPOCH Holdings, L.P.(3)	-	197,028,562	-	-	-	1,071,938	198,100,500	-
KPSKY Holdings L.P.(3)	-	63,907,232	-	-	-	10,126,437	74,033,669	-
Luxembourg Investment Company 285 S.à.r.l.(5)	14,865,773	47,705,259	-	-	-	(1,316,892)	46,388,367	-
Luxembourg Investment Company 293 S.à.r.l.	9,789,622	41,718,233	3,211,736	-	-	(693,206)	44,236,763	-
Luxembourg Investment Company 314 S.à.r.l.(5)	192,000	1	-	-	-	-	1	-
Luxembourg Investment Company 404 S.à r.l.	-	2,593,133	10,632,382	(93,072)	-	2,477,366	15,609,809	-
Luxembourg Investment Company 414 S.à r.l.	12,111,360	100,897,070	-	-	-	8,824,675	109,721,745	-
Luxembourg Investment Company 430 S.à r.l.	52,594,635	86,706,433	-	-	-	(4,761,922)	81,944,511	-
May Co-Investment S.C.A.	1,059,375	64,107,397	-	-	-	7,858,458	71,965,855	-
MHS Acquisition Holdings, LLC	35,641	969,995	-	-	-	68,737	1,038,732	-
MHS Blocker Purchaser L.P.(3)	-	74,999,298	-	-	-	5,314,612	80,313,910	-
OHCP IV SF COI, L.P.(3)	-	52,652,424	30,695	-	-	3,153,097	55,836,216	-
Orbiter Investments S.à.r.l.	8,087,643	180,264,244	93,661,837	-	-	3,478,457	277,404,538	-
Partners Group Satellite HoldCo S.à.r.l.	145,968	53,808,850	-	-	-	528,271	54,337,121	-
Partners Group Satellite Warehouse S.C.S.	-	1,461,859	2,007	-	-	(79,507)	1,384,359	-
Partners Terra Pte. Ltd.	4,372,335	4,968,343	24,750	-	-	186,973	5,180,066	-
PG BRPC Investment, LLC	32,079	83,240,775	-	-	-	3,250,486	86,491,261	-
PG Delta Holdco, LLC	30,950,766	56,758,170	7,904,000	-	-	7,991,889	72,654,059	-
PG Esmeralda Pte. Ltd.	5,922,280	46,742,170	-	-	-	(781,518)	45,960,652	-
PG Investment Company 1 S.à r.l.	12,822,040	99,982,982	-	-	-	(2,035,220)	97,947,762	-
PG Investment Company 18 S.à.r.l.	126,506,634	127,351,249	-	(18,735)	1,381	18,356,798	145,690,693	-
PG Investment Company 24 S.à.r.l.	102,296,061	121,102,332	-	-	-	10,251,280	131,353,612	-
PG Lion Management Warehouse S.C.S(3)(5)	-	700,087	-	-	-	(217,770)	482,317	-
PG TLP S.à r.l.	6,377,426	101,424,592	-	-	-	8,462,149	109,886,741	-
PG Wave Limited	53,215,581	73,041,328	-	-	-	3,515,287	76,556,615	-
Pharmathen GP S.à r.l.	110,300	1	-	-	-	-	1	-
Pharmathen Topco S.à r.l.	98,937,978	107,607,991	-	-	-	16,122,971	123,730,962	-
Polyusus Lux XVI S.à.r.l.	289,102,341	4,687,426	-	-	-	(3,248,345)	1,439,081	-
Root JVCo S.à r.l.	8,700,760	106,407,042	-	-	-	(4,712,450)	101,694,592	-
Safe Fleet Holdings LLC(6)	3,861,000	3,791,811	-	-	-	71,602	3,863,413	85,984
SnackTime PG Holdings, Inc.	12	43,763,165	-	-	-	735,943	44,499,108	-
Specialty Pharma Holdings LP(3)	-	133,140,783	-	(5,820)	-	14,089,986	147,224,949	-
Strider Investment 2	278,539	-	252,795	-	-	828,164	1,080,959	-
Strider Investment 3	24,476	-	26,591	-	-	116	26,707	-
Strider Topco S.a.s.	60,170,180	-	68,705,219	-	-	24,683,323	93,388,542	-
Sunsure Energy Private Limited	2,409,419	9,637,675	-	-	-	-	9,637,675	-
SureWerx Topco, L.P.(3)	-	52,920,539	-	-	-	(1,459,889)	51,460,650	-
Surfaces SLP (SCSp)(3)	-	36,858,430	-	-	-	(271,634)	36,586,796	-
Thermostat Purchaser, L.P.(3)	-	72,485,016	-	-	-	110,313	72,595,329	-
WHCG Purchaser, Inc.(3)	-	-	2,316,000	-	-	-	2,316,000	-
WHCG Purchaser, LP(3)	-	14,861,436	-	-	-	(1,291,582)	13,569,854	-
Zenith Longitude Limited	6,682,671	384,917,110	-	-	-	3,236,680	388,153,790	-
Total Non-Controlled Affiliates		$4,159,961,882	$201,576,115	$(63,164,198)	$25,329,739	$217,198,716	$4,540,902,254	$517,054

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.

(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.

(3)	Investment does not issue shares.

(4)	This investment is associated with PG Esmeralda Pte. Ltd.

(5)	Luxembourg Investment Company 285 S.à.r.l, Luxembourg Investment Company 314 S.à.r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.

(6)	This investment is associated with OHCP IV SF COI, L.P.

Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.